Securities Act File No. _________
                                       Investment Company Act File No.811-10131

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ X ]

      PRE-EFFECTIVE AMENDMENT  No.  ___                                    [   ]

      POST-EFFECTIVE AMENDMENT No. ___                                     [   ]

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ X ]

      AMENDMENT No. ________


             FEDERATED INTERNATIONAL SMALL COMPANY OPPORTUNITY FUND
               (Exact Name of Registrant As Specified In Charter)

                              5800 CORPORATE DRIVE
                            PITTSBURGH, PA 15237-7000
                    (Address of Principal Executive Offices)

                                 1-800-341-7400
              (Registrant's Telephone Number, Including Area Code)

                           John W. McGonigle, Esquire
             FEDERATED INTERNATIONAL SMALL COMPANY OPPORTUNITY FUND
                              5800 CORPORATE DRIVE
                            PITTSBURGH, PA 15237-7000
                     (Name and Address of Agent for Service)

                                   COPIES TO:

      Clifford J. Alexander, Esquire        Thomas A. DeCapo, Esquire
      R. Darrell Mounts, Esquire            SKADDEN, ARPS, SLATE, MEAGHER & FLOM
      KIRKPATRICK & LOCKHART LLP            ONE BEACON STREET
      1800 MASSACHUSETTS AVENUE, N.W.       BOSTON, MA 02108-3194
      WASHINGTON, D.C. 20036-1800

                 (Approximate date of proposed public offering)
As soon as practicable after the effective date of this Registration Statement.

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933


----------------------------------------------------------------------------------------------------------------
    Title of               Amount Being        Proposed Maximum          Proposed Maximum           Amount of
   Securities               Registered        Aggregate Offering        Aggregate Offering      Registration Fee
Being Registered                                Price Per Unit                Price
----------------------------------------------------------------------------------------------------------------
Share of Beneficial         1,000,000               $25.00                 $25,000,000               $6,600
   Beneficial
Interest ($0.01
   par value)
---------------------------------------------------------------------------------------------------------------

The registrant hereby amends this Registration Statement under the Securities Act of 1933 on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with the provisions of Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

[SIDEBAR]
Information contained herein is subject to completion or amendement. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This Prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

                              SUBJECT TO COMPLETION
                  PRELIMINARY PROSPECTUS DATED _________, 2000


                        [            ] SHARES

             Federated International Small Company Opportunity Fund

                   -----------------------------------------

      Federated International Small Company Opportunity Fund (the "Fund") is a newly organized, diversified, closed-end management investment company. The Fund's investment objective is to provide long-term growth of capital. The Fund seeks to achieve its objective by investing at least 65% of its assets in equity securities of foreign companies that have a market capitalization at the time of purchase of $1.5 billion or less. There can be no assurance that the Fund will achieve its investment objective.

      An investment in the Fund involves special risks, including risks associated with investments in small capitalization stocks and in stocks of foreign companies, particularly in emerging market countries. SEE "RISK FACTORS AND SPECIAL CONSIDERATIONS."

      Historically, the shares of many closed-end funds have traded at sometimes significant discounts to their net asset values, and the Fund's shares also may trade at a discount. To address the risk that the Fund's shares may trade at a discount, the Fund's charter provides that it will automatically convert to an open-end investment company if the Fund's shares trade at a discount from net asset value of 5% or more for at least 20 consecutive business days at any time after the 24 month period following the closing date of this offering. This conversion would not require approval of the Fund's shareholders or its Board of Trustees and would occur even if the market discount subsequently is reduced to less than 5%. Since shares of open-end funds are redeemable at the fund's net asset value, the Fund's automatic conversion feature may help limit the potential for any market discount on the Fund's shares. There can be no assurance, however, that the Fund's shares will trade at a price equal to or close to net asset value. The risk associated with the possibility that closed-end fund shares may trade at a discount may be greater for investors purchasing shares in the initial public offering and expecting to sell the shares soon after its completion. See "Description of Shares - Automatic Conversion to Open-End Structure."

      Federated Global Investment Management Corp. (the "Adviser"), a Delaware corporation and wholly owned subsidiary of Federated Investors, Inc. ("Federated"), serves as investment manager to the Fund. The Fund's address is 5800 Corporate Drive, Pittsburgh, PA, 15237-7000, and its telephone number is 1-800-341-7400.

                   -----------------------------------------

          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
          COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR
            ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY
              OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                       THE CONTRARY IS A CRIMINAL OFFENSE.

===============================================================================
                                       PRICE TO                     PROCEEDS TO
                                        PUBLIC      SALES LOAD(1)     FUND (2)
-------------------------------------------------------------------------------
Per Share.........................        $25          None          $25
-------------------------------------------------------------------------------
Total.............................      $              None       $
-------------------------------------------------------------------------------
Total Assuming Full Exercise of Over-
  Allotment Option (3)..........        $              None       $

===============================================================================
                                               (FOOTNOTES ON THE FOLLOWING PAGE)

The Shares are offered by the Underwriters, subject to prior sale, when, as and if delivered to and accepted by the Underwriters, and subject to their right to reject orders in whole or in part. It is expected that delivery of the Shares
will be made in New York City on or about         , 2000.

                        --------------------------------
                        RAYMOND JAMES & ASSOCIATES, INC.

                   -----------------------------------------

                 THE DATE OF THIS PROSPECTUS IS ________, 2000.

      IN CONNECTION WITH THIS OFFERING, THE UNDERWRITERS MAY OVER-ALLOT OR EFFECT TRANSACTIONS WHICH STABILIZE OR MAINTAIN THE MARKET PRICE OF THE SHARES OF THE FUND AT A LEVEL ABOVE THAT WHICH MIGHT OTHERWISE PREVAIL IN THE OPEN MARKET. SUCH TRANSACTIONS MAY BE EFFECTED ON THE NEW YORK STOCK EXCHANGE, IN THE NASDAQ MARKET, OR OTHERWISE. SUCH STABILIZATION, IF COMMENCED, MAY BE DISCONTINUED AT ANY TIME.

                           -------------------------

(CONTINUED FROM COVER PAGE)

      The Fund is offering its shares of beneficial interest, par value $0.01 per share (the "Shares"). Prior to this offering, there has been no market for the Fund's Shares. The Fund intends to apply to list its Shares on the New York Stock Exchange under the symbol "[ ]." The minimum investment in this offering is 100 Shares ($2500). This Prospectus sets forth in concise form information about the Fund that a prospective investor should know before investing in the Fund. Investors are advised to read this Prospectus carefully and to retain it for future reference.

      The Fund's shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

                            -------------------------

(FOOTNOTES FROM COVER PAGE)
(1) The Underwriters' commission of 5% of the initial purchase price of each Share for total commissions of up to $[ ] million ($[ ] million assuming full exercise of the over-allotment option) will be paid by Putnam Lovell Finance, L.P. (the "Payor"). In consideration of this payment, the Payor will be entitled to receive either Shareholder Installment Fees payable by shareholders out of distributions on their Shares or, at the sole discretion of the Fund's Board of Trustees, Fund Installment Fees, which will be paid to the Payor directly out of Fund assets. Shareholder Installment Fees or Fund Installment Fees payable to the Payor would be payable at an annual rate equal to [1.22%] of the Fund's current net asset value ("NAV"), calculated daily and paid monthly, up to a maximum of 6.25% of the gross proceeds of the Fund's initial public offering plus interest on such amount at a per annum rate equal to the then current prime rate of interest plus 1%. If this maximum is not reached within nine years, the Shareholder Installment Fee will be eliminated. The aggregate amount of such fees will not exceed. If the Fund does not pay Fund Installment Fees, Shareholder Installment Fees will be payable and will be automatically withheld only from monthly distributions to shareholders. In the event that the Fund is converted to open-end form, merged, or liquidated, the Payor may be entitled to receive either an Early Withdrawal Charge, payable out of amounts distributable to shareholders of the Fund, or 12b-1 distribution fees and contingent deferred sales charges from the open-end fund. See "Shareholder Installment Fees and Fund Installment Fees," "Description of Shares - Early Withdrawal Charge," and "Description of Shares - Automatic Conversion to Open-End Structure." The Fund and the Adviser have agreed to indemnify the Underwriters and the Payor against certain liabilities, including liabilities under the Securities Act of 1933. See "Underwriting" and "------."
(2) [Before deducting certain organizational and offering expenses payable by the Fund, including payment of $[ ] to the Underwriters in partial reimbursement of their expenses, estimated at $ and $ , respectively. Offering expenses will be deducted from net proceeds, and organizational expenses (excluding Underwriters' commissions) will be expensed immediately.]
(3) [Assuming exercise in full of the 45-day option granted by the Fund to the Underwriters to purchase up to [ ] additional Shares, on the same terms, solely to cover over-allotments. See "Underwriting."]

                               PROSPECTUS SUMMARY

      THE FOLLOWING SUMMARY IS QUALIFIED IN ITS ENTIRETY BY THE MORE DETAILED INFORMATION APPEARING ELSEWHERE IN THIS PROSPECTUS. INVESTORS SHOULD CAREFULLY CONSIDER INFORMATION SET FORTH UNDER THE HEADING "RISK FACTORS AND SPECIAL CONSIDERATIONS."

THE FUND Federated International Small Company Opportunity Fund (the "Fund") is a newly organized, diversified, closed-end fund. The Fund is managed by Federated Global Investment Management Corp. (the "Adviser"). The Fund is designed for those who wish to pursue long-term growth of capital. See "The Fund."

INVESTMENT OBJECTIVE AND   The  Fund's   investment   objective  is  to  provide
   POLICIES                long-term  growth  of  capital.  The  Fund  seeks  to
                           achieve its objective by investing at least 65% of its assets in equity securities of foreign companies that have a market capitalization at the time of purchase of $1.5 billion or less. Foreign equity securities are equity securities of issuers based outside the United States. [The Fund may invest up to 35% of its total assets in other foreign and domestic equity securities and in debt securities.]

                           The Fund will be managed following a growth style of investment. For the Adviser, this style begins with a "bottom-up" approach that looks for companies that are positioned for rapid growth in revenues or earnings and assets.

                           For   the   reasons   described   under   "Investment
                           Rationale" below, the Adviser believes that the securities of international small capitalization companies offer the potential for long-term growth opportunities. An investment in the Fund should not itself be considered a balanced investment program and is not intended to provide diversification as would a more complete investment program. No assurance can be given that the Fund will achieve its investment objective. See "Investment Objective and Policies."

                           Foreign equity securities are often denominated in foreign currencies. Along with the risks normally associated with domestic equity securities, foreign equity securities are subject to currency risks and risks of foreign investing. In some countries, a small company by U.S. standards might rank among the largest in that country in terms of its capitalization. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share. The Adviser may invest the Fund's assets in any region of the world. It will invest in companies based in emerging markets, typically in the Far East, Latin America, and Eastern Europe, as well as in firms operating in developed countries, such as those of Canada, Japan, and Western Europe.

                           Companies may be grouped together in broad categories called business sectors. The Adviser may emphasize certain business sectors in the portfolio such as technology, telecommunications, and local consumption stocks that exhibit stronger growth potential or higher profit margins. The Adviser also may invest in downstream beneficiaries of large capitalization stocks such as parts and software suppliers for the technology and telecommunication business stocks. Similarly, the Adviser may emphasize investment in a particular region or regions of the world from time to time when the growth potential of a region is attractive to the Adviser.

                           For temporary or defensive purposes the Fund may depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. See "Investment Objective and Policies."

INVESTMENT RATIONALE       The Adviser believes that the securities of small cap
                           companies offer the potential for long-term growth opportunities because these stocks historically have experienced superior investment growth over longer periods of time.

                           In the view of the Adviser, this makes the Fund an attractive investment for investors seeking long term growth of capital through investment in international equity securities that have a market capitalization at the time of purchase of $1.5 billion or less.

                           By  focusing   investments   on  companies  that  are
                           positioned for growth and that also meet the Adviser's investment criteria, the Adviser believes that the Fund will be well-positioned to take advantage of the strong potential of the leaders in the small cap area.

INVESTMENT MANAGER AND     Federated Global  Investment  Management Corp. is the
   ADMINISTRATOR           Fund's   investment    manager.    Federated   Global
                           Investment   Management   Corp.  is  a  wholly  owned
                           subsidiary    of    Federated     Investors,     Inc.
                           ("Federated").  As of December 31, 1999,  the Adviser
                           and   other    subsidiaries   of   Federated   advise
                           approximately   176   mutual   funds   and   separate
                           accounts,  which totaled  approximately  $125 billion
                           in assets.  Federated was  established in 1955 and is
                           one of the largest  mutual fund  investment  managers
                           in  the  United  States  with   approximately   1,900
                           employees.  More than 4,000 investment  professionals
                           make  the   Federated   Funds   available   to  their
                           customers.

                           Federated Administrative Services ("FAS"), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses. FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses. See "Management of the Fund."

THE OFFERING               The  Fund  is  offering   [                         ]
                           shares of  beneficial  interest,  par value $0.01 per
                           share   (the   "Shares"),    through   a   group   of
                           underwriters  (the  "Underwriters")  led  by  Raymond
                           James & Associates, Inc. The Underwriters have been granted an option to purchase up to [15%] additional
                           Shares solely to cover over-allotments, if any. The initial public offering price is $25 per share. The minimum investment in the offering is 100 Shares
                           ($2,500).  See "Underwriting."

PAYMENT OF  UNDERWRITERS'  The Shares  will be sold  during the  initial  public
   COMMISSIONS             offering without assessment of an initial sales load
                           or underwriting discounts payable by investors or the Fund. Putnam Lovell Finance, L.P. (the "Payor") has agreed to pay the Underwriters' commissions. As a result, all proceeds of the offering (less certain offering expenses) will be invested immediately by the Fund. The Payor, which is a financial institution unaffiliated with the Adviser, the Fund, or the Underwriters, will pay the Underwriters' commissions from its own assets.

                           The Payor will be entitled to receive on a monthly basis either a Shareholder Installment Fee, payable by shareholders out of distributions on their Shares, or a Fund Installment Fee, payable directly out of the Fund's assets. See "Prospectus Summary - Shareholder Installment Fee and Fund Installment Fee," "Prospectus Summary - Distributions," "Prospectus Summary - Automatic Conversion to Open-End Structure," "Taxes," and "Underwriting."

LISTING Prior to this offering, there has been no market for the Shares. The Fund intends to apply to list its Shares on the New York Stock Exchange ("NYSE") under the symbol "[ ]", subject to notice of issuance. See "Description of Shares."

SHAREHOLDER INSTALLMENT The Payor will be entitled to receive a monthly FEES AND FUND INSTALLMENT Shareholder Installment Fee, except to the extent
FEES                       FUND  INSTALLMENT  FEES  that the Fund  pays any Fund
                           Installment  Fees, as compensation  for advancing the
                           5%  underwriting  commission  relating to the initial
                           public  offering  of  the  Shares.   The  Shareholder
                           Installment Fee will be payable at an annual rate equal to [1.22%] of the Fund's current NAV, computed daily, and will be automatically deducted only from each monthly distribution to shareholders on a pro rata basis from the amount distributable on each outstanding Share, up to a maximum of 6.25% of the gross proceeds of the Fund's initial public offering plus interest on such amount at a per annum rate equal to the then current prime rate of interest plus
                           1%. If this maximum is not reached within nine years, the Shareholder Installment Fee will be eliminated.

                           The Fund's Board of Trustees may from time to time determine, at its sole discretion, to pay Fund Installment Fees directly out of the Fund's assets to the Payor. Any Fund Installment Fee that is paid by the Fund would be in lieu of the payment of an equal amount of a Shareholder Installment Fee out of shareholder distributions. The Trustees intend to consider at least quarterly whether to pay Fund Installment Fees with respect to amounts that will be due to the Payor during the subsequent quarter. There is no assurance, however, that the Trustees will determine to pay any Fund Installment Fees. See "Shareholder Installment Fees and Fund Installment Fees," "Distributions," and "Description of Shares - Automatic Conversion to Open-End Structure."

                           In the event that, prior to the expiration of six years from the date of this offering, the Fund liquidates or is a party to a merger or consolidation in which it is not the surviving entity or as a result of which the Shareholder Installment Fee is no longer payable, Fund shareholders will be charged an Early Withdrawal Charge ("EWC"), which will be a percentage of the gross proceeds of the initial offering of the Shares and will be assessed pro rata against all outstanding Shares (including shares obtained through the reinvestment of dividends or other distributions) at a rate that declines from 5.50% during the first year following the date of this offering to zero following the end of the sixth such year. See "Early Withdrawal Charge."

                           Shareholders will not have any personal liability for the payments of the Shareholder Installment Fee or the EWC. Rather, the Shareholder Installment Fee or EWC would be paid out of distributions or withdrawal proceeds.

                           If the Fund converts to an open-end fund prior to the ninth year after the date of this offering, the Fund will make payments to the Payor under a distribution plan adopted pursuant to Securities and Exchange Commission (the "SEC" or the "Commission") Rule 12b-1, and the shares will be subject to a contingent deferred sales charge ("CDSC") prior to the anniversary date of the conversion next following the sixth anniversary of the date of this offering. See "Description of Shares - Automatic Conversion to Open-End Structure."

DISTRIBUTIONS              The Fund's  Declaration  of Trust  provides  that the
                           Fund   will   make   monthly   dividends   or   other
                           distributions  in  amounts  at  least  sufficient  to
                           enable    shareholders   to   pay   the   Shareholder
                           Installment  Fee,  except  to  the  extent  that  the
                           Fund's Trustees determine,  in their sole discretion,
                           to  pay a Fund  Installment  Fee  out  of the  Fund's
                           assets  in lieu of the  Shareholder  Installment  Fee
                           that   otherwise   would  be  payable   out  of  such
                           distributions.

                           Monthly distributions sufficient to pay any required Shareholder Installment Fee will be made from the Fund's net investment income and realized gains to the extent available, and any balance will constitute returns of capital. The Fund does not expect to pay monthly distributions except to the extent necessary to enable shareholders to pay Shareholder Installment Fees to the Payor. Any Fund Installment Fees paid in lieu of Shareholder Installment Fees will be treated as distributions for federal tax purposes and taxable as such. To the extent that such distributions represent distributions of net investment income or gain, they will be taxable as such to shareholders notwithstanding the fact that the proceeds of such distributions are withheld and paid to the Payor. The Fund will distribute annually any net investment income and capital gain. See "Distribution" and "Taxes."

DIVIDEND REINVESTMENT      The Fund has established a Dividend Reinvestment Plan
PLAN                       ("DRP").   Under  the  DRP,  all   distributions  not
                           utilized to pay the Shareholder Installment Fee will be invested in additional Shares issued by the Fund, unless the shareholder elects in writing to receive distributions in cash. The Fund will issue new Shares at NAV, regardless of whether the NAV is at a discount or premium to the then current market price of the Shares.

                           All Shares  issued  pursuant  to the DRP prior to any
                           conversion of the Fund to open-end form will be subject to the Shareholder Installment Fee (or Fund Installment Fee), and may be subject to an EWC and, following any such conversion, Rule 12b-1 Fees and CDSCs. Accordingly, participants in the DRP will pay more distribution-related charges in proportion to their holdings of Shares than will shareholders who do not participate in the DRP. See "Dividend Reinvestment Plan."

CLOSED-END FUND STRUCTURE  The Fund has been  organized  as a  closed-end  fund.
                           Closed-end funds differ from open-end management investment companies (commonly referred to as open-end funds) in that closed-end funds generally list their shares for trading on a securities exchange and do not redeem their shares at the option of the shareholder. By comparison, open-end funds issue securities redeemable at NAV at the option of the shareholder and typically engage in a continuous offering of their shares. As a result, open-end funds are subject to continuous asset in-flows and out-flows that can complicate portfolio management.

                           The Adviser expects the Fund to realize certain important benefits of the closed-end structure. These benefits include the ability to stay more fully invested in securities consistent with the closed-end fund's investment objective and policies, since the portfolio is not affected by cash flows from share purchases and sales. By their nature, companies with smaller market capitalizations tend to have less trading liquidity than larger companies. Accordingly, the Adviser believes that the closed-end structure is suited to a portfolio that plans to invest in companies with small market capitalizations in markets across the world. However, shares of closed-end funds frequently trade at a discount from their NAV. As described below, the Fund may, under certain circumstances, automatically convert to an open-end fund. In that event, the Fund would no longer realize the benefits of the closed-end structure. See "Description of Shares - Closed-End Fund Structure."

AUTOMATIC CONVERSION       The Fund  will  operate  as a  closed-end  fund for a
TO OPEN-END STRUCTURE      period  of at least 24  months  from the date of this
                           offering.  After that initial  period,  the Fund will
                           automatically  convert  into an open-end  fund if its
                           Shares close at a 5% or greater discount from the NAV
                           of the Fund for 20 consecutive days on which the NYSE
                           is open for trading.  Any such conversion would occur
                           no earlier than 6 months following such 20th business
                           day  and  as  soon  as  practicable  thereafter.  The
                           conversion   would  not  require   approval  of  Fund
                           shareholders or Board of Trustees and would occur even if the discount subsequently is less than 5%.

                           If the Fund converts to an open-end fund, it will be able to continuously issue and offer for sale Shares, and shareholders will then be able to redeem Shares at a price based on the then current NAV per share. However, shareholders will be charged a CDSC on the redemption of any Shares until the anniversary date of the conversion next following the sixth anniversary of the date of this offering. Shares would no longer be listed on the NYSE. The Fund's investment objective and policies would remain the same after the conversion.

                           Under the terms of the Rule 12b-1 plan adopted by the Fund, upon any conversion to open-end form, the Fund will pay the Payor from the date of conversion to the ninth anniversary of the closing of the initial public offering a Rule 12b-1 fee at an annual rate of 1.00% (or 0.75% if certain payments are made to the Payor by the Adviser or one of its affiliates) of the Fund's average daily net assets of the shares of the open-end fund, subject to the maximum limit on the aggregate amount of the fees payable to the Payor. If the Rule 12b-1 Fee is 0.75%, the Fund expects that the Board will implement a shareholder service plan that imposes a fee at an annual rate of 0.25% of the Fund's average daily net assets.

INVESTMENT MANAGEMENT FEE As the Fund's investment manager, the Adviser will AND ADMINISTRATION FEE determine the composition of the Fund's portfolio, place  all  orders  for  the  purchase  and  sale  of
                           securities  and for other  transactions,  and oversee
                           the  settlement  of the Fund's  securities  and other
                           portfolio  transactions.  For  investment  management
                           services,  the Adviser receives an annual  investment
                           adviser fee of 1.25% of the Fund's  average daily net
                           assets, plus or minus a performance-based  adjustment
                           of 0.15% of the Fund's  average daily net assets over
                           a  one-year  fiscal  period.  The   performance-based
                           adjustment is calculated by comparing over a one-year fiscal period the Fund's performance to that of the Morgan Stanley Capital International ("MSCI") World
                           Ex-US Small Cap Index. If the Fund's performance exceeds that of the Index by at least 1.00%, then the advisory fee for the immediately following fiscal year shall be 1.40%. If the Fund's performance lags that of the Index by at least 1.00%, then the advisory fee for the immediately following fiscal year shall be 1.10%. See "Management of the Fund -
                           Investment Advisory Agreement"

                           For   administrative   services,   FAS   receives  an
                           administration fee at the annual rate of approximately 0.08% on the Fund's average daily net assets for administrative services. See "Management of the Fund."

CUSTODIAN AND  TRANSFER    State  Street  Bank and Trust  Company  will  act  as
   DIVIDEND DISBURSING     custodian  for the Fund and may employ sub-custodians
   AGENT                   outside the United States approved by the Trustees of
                           the Fund in accordance with SEC regulations.  _______
                           will  act  as  the  Fund's   Transfer   and  Dividend
                           Disbursing Agent. See "Management of the Fund."

RISK FACTORS  AND  SPECIAL Investors  are  advised  to  consider  carefully  the
   CONSIDERATIONS          special risks involved in investing in the Fund.

                           GENERAL. The Fund is a newly organized, diversified, closed-end fund and has no operating history. The Fund has been designed, and the Shares are intended, primarily for long-term investors and the Shares should not be considered a vehicle for speculative trading purposes. The Fund's NAV will fluctuate with price changes of the Fund's portfolio securities.

                           FOREIGN SECURITIES. The Fund will invest at least 65% of its total assets in securities of issuers domiciled outside of the United States or that are denominated in various foreign currencies and multinational foreign currency units. Investing in securities of foreign entities and securities denominated in foreign currencies involves certain risks not involved in domestic investments, including, but not limited to, fluctuations in foreign exchange rates, future foreign political and economic developments, different legal systems and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Securities prices in different countries are subject to different economic, financial, political, and social factors. In addition, with respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, difficulty in obtaining or enforcing a court judgment, economic, political or social instability, or diplomatic developments that could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency, and balance of payments position. Certain foreign investments also may be subject to foreign withholding taxes. These risks often are heightened for investments in smaller, emerging capital markets.

                           SMALL CAP STOCKS. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

                           CURRENCY RISKS. Since the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities in the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies. The Fund may engage in certain transactions to hedge the currency-related risks of investing in non-U.S. dollar denominated securities. Because the exchange rates for currencies fluctuate daily, prices of the foreign securities in which the Fund invests are more volatile than prices of securities traded exclusively in the United States.

                           MARKET PRICE, DISCOUNT, AND NET ASSET VALUE OF SHARES. Shares of closed-end funds in the past frequently have traded at a discount to their NAVs. The risk of loss associated with this characteristic of closed-end funds may be greater for an investor who sells shares of a closed-end fund soon after completion of the initial public offering because the investor will buy the shares at the initial offering price and may be unable subsequently to sell the shares for that amount. Whether investors will realize gains or losses upon the sale of Shares will not depend directly upon the Fund's NAV, but will depend upon the market price of the Shares at the time of sale. The market price of the Shares will be determined by factors such as relative demand for and supply of the Shares in the market, general market and economic conditions and other factors beyond the control of the Fund. The Fund cannot predict whether the Shares will trade at, below or above NAV or at, below or above the initial offering price. This risk would exist primarily for the 24-month period following the initial public offering since, after that time, the Fund automatically will convert to an open-end fund if the Fund's Shares trade at a discount of 5% or greater. The Shares are designed primarily for long-term investors. Investors in the Shares should not view the Fund as a vehicle for trading purposes, and should not assume that the Fund may convert to an open-end investment company. See "Risk Factors and Special Considerations" and "Description of Shares."

                           ANTI-TAKEOVER PROVISIONS. The Fund's Declaration of Trust contains provisions limiting (i) the ability of other entities or persons to acquire control of the Fund, (ii) the Fund's freedom to engage in certain transactions, and (iii) the ability of the Fund's Trustees or shareholders to amend the Declaration of Trust. These provisions of the Declaration of Trust may be regarded as "anti-takeover" provisions. These provisions could have the effect of depriving the shareholders of opportunities to sell their Shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. In addition, the consent of the Payor is required in the case of amendments relating to the Shareholder Installment Fees or the EWC. See "Risk Factors and Special Considerations - Anti-Takeover Provisions" and "Description of Shares."

                                    FEE TABLE

      The following tables are intended to assist investors in understanding the various costs and expenses that an investor in the Fund will bear, directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES
Sales Load (as a  percentage  of  offering
price)(1).................................................................None
Dividend Reinvestment Plan Fees...........................................None

ANNUAL  FUND  OPERATING   EXPENSES  (AS  A

PERCENTAGE OF NET ASSETS
  ATTRIBUTABLE TO SHARES)(2)(3)
Management Fee...........................................................1.25%
Administration Fee.......................................................0.08%
Fund Installment Fee (1) ................................................1.22%
Other Expenses...........................................................0.20%
      Total Annual Fund Expenses.........................................2.75%

-------------
(1) The Underwriters' commission of 5% of the initial purchase price of each Share for total commissions of up to $[ ] million ($[ ] million assuming full exercise of the over-allotment option) will be paid by the Payor. In consideration of this payment, the Payor will be entitled to receive either Shareholder Installment Fees payable by shareholders out of distributions on their Shares or, at the sole discretion of the Fund's Board of Trustees, Fund Installment Fees, which will be paid to the Payor directly out of Fund assets. Shareholder Installment Fees or Fund Installment Fees payable to the Payor would be payable at an annual rate equal to [1.22%] of the Fund's NAV, calculated daily and paid monthly, up to a maximum of 6.25% of the gross proceeds of the Fund's initial public offering plus interest on such amount at a per annum rate equal to the then current prime rate of interest plus 1%. If this maximum is not reached within nine years, the Shareholder Installment Fee will be eliminated. If the Fund does not pay Fund Installment Fees, Shareholder Installment Fees will be payable and will be automatically withheld only from monthly distributions to shareholders. In the event that the Fund is converted to open-end form, merged, or liquidated, the Payor may be entitled to receive either an EWC, payable out of amounts distributable to shareholders of the Fund, or 12b-1 distribution fees and CDSCs from the open-end fund. See "Shareholder Installment Fees and Fund Installment Fees," "Description of Shares - Early Withdrawal Charge," and "Description of Shares - Automatic Conversion to Open-End Structure."

(2) "Other Expenses" have been estimated. The Fund's total annual fund operating expenses and any Shareholder Installment Fees are subject to a voluntary aggregate cap of 2.75%. See "Management of the Fund" for additional information.

(3) The Fund has agreed to reimburse the Underwriters up to $125,000 for expenses.

EXAMPLE

      The following Example demonstrates the projected dollar amount of total cumulative expense that would be incurred over various periods with respect to a hypothetical investment in the Fund. These amounts are based upon payment by the Fund of operating expenses at the levels set forth in the above table, as well as any Shareholder Installment Fee paid by shareholders.

                                  1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                  ------      -------     -------     --------
An investor  would  directly or
indirectly  pay  the  following
expenses     on    a     $1,000
investment    in   the    Fund,
assuming  (i) Total Annual Fund   $[   ]      $[    ]     $[    ]     $[      ]
Expenses  of __% and  (ii) a 5%
annual  return  throughout  the
relevant       period       and
reinvestment  of all  dividends
and  distributions   (less  any
applicable          Shareholder
Installment  Fee) at net  asset
value:

      This Example assumes that the percentage amount listed under Total Annual Fund Expenses remains the same in the years shown. The above tables and the assumption in the Example of a 5% annual return and reinvestment of distributions (less any applicable Shareholder Installment Fee) at NAV are required by regulation of the Commission applicable to all investment companies; the assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Shares. Actual expenses and annual rates of return may be more or less than those assumed for purposes of the Example.

      THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES, AND THE FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                    THE FUND

      Federated International Small Company Opportunity Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act") as a diversified, closed-end management investment company. The Fund was organized as a business trust under the laws of Delaware on August 28, 2000 and has no operating history. The Fund's principal office is located at 5800 Corporate Drive, Pittsburgh, Pennsylvania, 15237-7000, and its telephone number is 1-800-341-7400. Federated Global Investment Management Corp. (the "Adviser") is the Fund's adviser.

                                 USE OF PROCEEDS

      The proceeds of this initial public offering are estimated at $___________ ($_________if the Underwriters' over-allotment option is exercised in full) before payment of organizational and offering expenses (estimated at $_________ and $__________, respectively). The proceeds will be invested in accordance with the Fund's investment objective and policies during a period not to exceed [__] months from the closing of the initial public offering. Pending such investment, the proceeds may be invested in U.S. dollar-denominated, high quality, short-term instruments. The Fund's organizational and offering expenses
(excluding Underwriters' commissions) will be paid by the Fund or its shareholders upon completion of the initial public offering. The Payor (not the Fund) will pay a commission to the Underwriters in connection with sales of Shares in this offering. See "Underwriting."

                        INVESTMENT OBJECTIVE AND POLICIES

      INVESTMENT OBJECTIVE

      The Fund's investment objective is to provide long-term growth of capital. The Fund's investment objective cannot be changed without approval by the holders of a majority of the Fund's outstanding voting securities (as defined in the Investment Company Act). The Fund seeks to achieve its objective by investing at least 65% of its assets in equity securities of foreign companies that have a market capitalization at the time of purchase of $1.5 billion or less. The investment objective and other policies of the Fund (other than policies that are designated as "fundamental") may be changed by the Trustees.

      INVESTMENT POLICIES

      The Fund will be managed following a growth style of investment. In selecting investments for the portfolio, the Adviser uses the "bottom-up" approach and looks for companies that are positioned for rapid growth in revenues or earnings and assets. The Adviser evaluates the company's historical financial statements, the quality of each company's management, its market share, and the uniqueness of its product line as part of its stock selection process. The Adviser also may meet with company representatives, company suppliers, customers, or competitors. The Adviser tries to select securities that offer the best potential returns consistent with its general portfolio strategy.

      The Adviser believes that the securities of small cap companies offer the potential for long-term growth opportunities. An investment in the Fund should not itself be considered a balanced investment program and is not intended to provide diversification as would a more complete investment program. No assurance can be given that the Fund will achieve its investment objective.

      Foreign equity securities are equity securities of issuers based outside the United States. Foreign equity securities are often denominated in foreign currencies. Along with the risks normally associated with domestic equity securities, foreign equity securities are subject to currency risks and risks of foreign investing. In some countries, a small company by U.S. standards might rank among the largest in that country in terms of its capitalization. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share. The Adviser may invest the Fund's assets in any region of the world. It will invest in companies based in emerging markets, typically in the Far East, Latin America and Eastern Europe, as well as in firms operating in developed countries, such as those of Canada, Japan and Western Europe.

      Companies may be grouped together in broad categories called business sectors. The Adviser may emphasize certain business sectors in the portfolio such as technology, telecommunications, and local consumption stocks that exhibit stronger growth potential or higher profit margins. The Adviser also may invest in downstream beneficiaries of large capitalization stocks such as parts and software suppliers for the technology and telecommunication business stocks. Similarly, the Adviser may emphasize investment in a particular region or regions of the world from time to time when the growth potential of a region is attractive to the Adviser.

      The Fund may invest up to 15% of its total assets in securities for which there is no readily available secondary market, including securities acquired in private placements, venture capital opportunities, joint ventures, and partnerships. See "Risk Factors and Special Considerations - Liquidity Risks."

      [The Fund may invest up to 35% of its total assets in other foreign and domestic equity securities and in debt securities.] See generally "Risk Factors and Special Considerations".

      For temporary or defensive purposes the Fund may depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. See "Brokerage and Portfolio Transactions - Portfolio Turnover."

PORTFOLIO SECURITIES

      FOREIGN SECURITIES. The Fund may invest up to 100% of its total assets in securities of issuers domiciled outside the United States or that are denominated in various foreign currencies and multinational foreign currency units. Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

      Because evidences of ownership of such securities usually are held outside the United States, the Fund will be subject to additional risks which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise.

      Developing countries have economic structures that are generally less diverse and mature, and political systems that are less stable, than those of developed countries. The markets of developing countries may be more volatile than the markets of more mature economies; however, such markets may provide higher rates of return to investors. Many developing countries providing investment opportunities for the Fund have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

      Since  foreign   securities  often  are  purchased  with  and  payable  in
currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. The Fund may engage in certain transactions to hedge the currency-related risks of investing in non-U.S. dollar denominated securities. In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

      DEPOSITARY RECEIPTS. Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. American Depositary Receipts (ADRs) provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs also are traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts
(GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

      EQUITY SECURITIES. Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the principal types of equity securities in which the Fund invests:

COMMON STOCKS

      Common stocks are the most prevalent type of equity security. Holders of common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

PREFERRED STOCKS

      Holders of preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.

INTERESTS  IN  OTHER   LIMITED   LIABILITY
COMPANIES

      Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

WARRANTS

      Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

CONVERTIBLE SECURITIES

      Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

      Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than nonconvertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

      DERIVATIVE CONTRACTS. Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty. The Fund may trade in the following types of derivative contracts.

FUTURES CONTRACTS

      Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded over-the-counter are frequently referred to as forward contracts. The Fund may buy or sell the following types of futures contracts: foreign currency, securities, and securities indices.

OPTIONS

      Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

o Buy call options on foreign currencies, securities, securities indices and futures contracts involving these items to manage interest rate and currency risks; and

o Buy put options on foreign currencies, securities, securities indices, and futures contracts involving these items to manage interest rate and currency risks.

o The Fund may also write covered call options and secured put options on securities to generate income from premiums and lock in gains. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

HYBRID INSTRUMENTS

      Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

      The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater market risks than traditional instruments.

                           OTHER INVESTMENT PRACTICES

      The Fund may utilize other investment practices and portfolio management techniques as set forth below.

      REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which the Fund buys a security from member banks of the Federal Reserve System or certain non-bank dealers and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

      The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

      Repurchase agreements are subject to credit risks. If a particular bank or non-bank dealer defaults on its obligation to repurchase the underlying debt instrument as required by the terms of a repurchase agreement, the Fund may incur a loss to the extent that the proceeds it realizes on the sale of the collateral are less than the repurchase price of the instrument. In addition, should the defaulting bank or non-bank dealer file for bankruptcy, the Fund could incur certain costs in establishing that it is entitled to dispose of the collateral and its realization on the collateral may be delayed or limited.

      REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

      DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

      HEDGING. Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

      ASSET COVERAGE. In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will own the underlying assets, enter into an offsetting transaction, or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

NON-INVESTMENT GRADE SECURITIES

      The Fund may, but does not intend to, invest in securities rated below investment grade, also known as junk bonds. Notwithstanding the Fund's intention not to invest in such securities, the Fund may from time to time acquire junk bonds as a result of owning warrants, convertible securities, or similar instruments.

                     RISK FACTORS AND SPECIAL CONSIDERATIONS

      Investors are advised to consider carefully the special risks involved in investing in the Fund.

GENERAL

      The Fund is a newly organized, diversified, closed-end fund and has no operating history. Shares of closed-end management investment companies frequently trade at a discount from their NAV. This risk may be greater for investors expecting to sell their shares in a relatively short period after completion of the public offering. Accordingly, the Shares are designed primarily for long-term investors and should not be considered a vehicle for trading purposes. The NAV of the Fund's Shares will fluctuate with interest rate changes as well as with price changes of the Fund's portfolio securities and these fluctuations are likely to be greater in the case of a fund having a leveraged capital structure, as contemplated for the Fund.

FOREIGN INVESTING

      Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. The risk of investing in these countries includes the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, expropriation, restrictions or removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks.

      Foreign financial markets also may have fewer investor protections. The Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining and enforcing judgments in foreign courts. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

      Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies also may receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive, and reliable as the information available concerning companies in the United States.

      Foreign countries may have restrictions on foreign ownership or may impose exchange controls, capital flow restrictions, or repatriation restrictions, which could adversely affect the Fund's investments.

EURO RISKS

      The Fund makes significant investments in securities denominated in the euro, the new single currency of the European Monetary Union. Therefore, the exchange rate between the euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.

RISKS RELATED TO COMPANY SIZE

      Generally, the smaller the market capitalization of a company, the fewer the number of its shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

      Companies with smaller market capitalizations also may have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than larger, well-capitalized companies.

      Smaller companies may lack depth of management. They may be unable to generate funds necessary for growth or development or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Therefore, while smaller companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

IPO RISKS

      The Fund may participate in the initial public offering (IPO) market, and a significant portion of the Fund's returns may be attributable to its investment in IPOs, which may have a magnified impact due to the Fund's small asset base. As the Fund's assets grow, it is probable that the effect of the Fund's investment in IPOs on its total returns will decline, which may reduce the Fund's total returns.

STOCK MARKET RISKS

      The value of equity securities in the Fund's portfolio will rise and fall. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. These fluctuations could be a sustained trend or a drastic movement. As a result, the Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations and the Fund's share price may decline and you could lose money.

      The Adviser attempts to limit market risk by limiting the amount the Fund invests in each company. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

CURRENCY RISKS

      Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of the Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

      Many of the Fund's investments are denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country's government or banking authority also will have a significant impact on the value of any securities denominated in that currency. Currency markets generally are not as regulated as securities markets.

FOREIGN CUSTODIAL SERVICES AND RELATED INVESTMENT COSTS

      Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to the Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging countries may not fully protect the Fund against loss of its assets.

LIQUIDITY RISKS

      Trading opportunities are more limited for equity securities that are not widely held or are closely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

EMERGING MARKET RISKS

      Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices can be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

      Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

LEVERAGE RISKS

      Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

SECTOR RISKS

      Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business, or other developments which generally affect that sector.

RISKS ASSOCIATED WITH NON-INVESTMENT GRADE SECURITIES

      Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit, and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

MARKET PRICE, DISCOUNT, AND NET ASSET VALUE OF SHARES

      Shares of closed-end funds traditionally have traded at a discount to their net asset values. The risk of loss associated with this characteristic of closed-end funds may be greater for an investor who sells shares of a closed-end fund soon after completion of the initial public offering of the fund's shares at the initial public offering price and may be unable subsequently to sell the shares for that amount. Whether investors will realize gains or losses upon the sale of Shares will not depend directly upon the Fund's NAV, but will depend upon the market price of the Shares at the time of sale. The market price of the Shares will be determined by factors such as relative demand for and supply of the Shares in the market, general market and economic conditions, and other factors beyond the control of the Fund. The Fund cannot predict whether the Shares will trade at, below, or above NAV or at, below, or above the initial offering price. This risk would exist primarily for the 24-month period following the initial public offering since, after that time, the Fund will automatically convert to an open-end fund if the Fund's Shares trade at a discount greater than 5%. The Shares are designed primarily for long-term investors. Investors in the Shares should not view the Fund as a vehicle for trading purposes.

      The Board of Trustees believes that the closed-end fund structure is desirable, given the investment objective of the Fund. Closed-end funds have more investment flexibility because they are not subject to the asset in-flows and out-flows that characterize open-end funds. As a closed-end fund, the Fund will be able to remain fully invested in securities. As described below, the Fund may automatically convert to an open-end structure under certain circumstances. In addition, the Board of Trustees may consider various other approaches to narrowing any discount. See "Description of Shares."

ANTI-TAKEOVER PROVISIONS

      The Fund's Declaration of Trust contains provisions that limit, while the Fund operates as a closed-end fund, (i) the ability of other entities or persons to acquire control of the Fund, (ii) the Fund's freedom to engage in certain transactions, including transactions with persons who own more than 5% of the Fund's outstanding shares, and (iii) the ability of the Fund's Trustees or shareholders to amend the Declaration of Trust. The Declaration of Trust provides that Trustees may be removed from office only for cause, and only by a vote of 80% of the outstanding shares of the Fund. The Declaration of Trust provides for a staggered Board of Trustees, comprised of three classes, one of which is elected each year, for a three-year term. In addition, the Declaration of Trust provides that any amendment of the Declaration of Trust with respect to its provisions for automatic conversion, conversion to an open-end or interval fund, the Shareholder Installment Fee, merger or consolidation with another fund, or shareholder voting, requires an affirmative vote of 80% of the Fund's outstanding shares. Liquidation or partial liquidation of the Fund is also subject to the 80% vote requirement. These provisions of the Declaration of Trust may be regarded as "anti-takeover" provisions. [The Declaration of Trust also contains provisions regarding the Shareholder Installment Fee and the EWC. These provisions survive even after a conversion to an open-end fund and cannot be changed without the consent of the Payor.] While these provisions are designed to provide assurances to the Payor, their existence could have the effect of discouraging takeovers. All of these provisions could have the effect of depriving the shareholders of opportunities to sell their Shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. See
"Anti-Takeover Provisions in the Trust Agreement" for a more complete description of the relevant provisions of the Declaration of Trust.

                             INVESTMENT RESTRICTIONS

      The Fund has adopted the following investment restrictions as fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act) of the Fund's outstanding voting shares. Unless expressly designated as fundamental, any policy of the Fund may be changed by the Board of Trustees without shareholder approval.

FUNDAMENTAL RESTRICTIONS
------------------------

1. DIVERSIFICATION. With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized by such U.S. government securities, and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

2. BORROWING MONEY AND ISSUING SENIOR SECURITIES. The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act, any rule or order thereunder, or any Commission staff interpretation thereof.

3. INVESTING IN REAL ESTATE. The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

4. INVESTING IN COMMODITIES. The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

5. UNDERWRITING. The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.


6. LENDING. The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.


7. CONCENTRATION. The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the Investment Company Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry.




NON-FUNDAMENTAL RESTRICTIONS
----------------------------

1. CONCENTRATION. In applying the concentration restriction: (a) utility companies will be divided according to their services (for example, gas, gas transmission, electric and telephone will be considered a separate industry);
(b) financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry); and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. Foreign securities will not be excluded from industry concentration limits. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

2. INVESTING IN COMMODITIES. As a matter of non-fundamental operating policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

3. PURCHASES ON MARGIN. The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

4. PLEDGING ASSETS. The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

5. ILLIQUID SECURITIES. The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

                             MANAGEMENT OF THE FUND

      INVESTMENT MANAGER. Federated Global Investment Management Corp., a Delaware corporation, is employed as the Fund's investment adviser. The Adviser also serves as an investment adviser to [21] other Federated funds. The corporate headquarters of Federated Investors, Inc. are located at 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779.

      Federated Global Investment Management Corp. is a wholly owned subsidiary of Federated Investors, Inc. The Adviser and other subsidiaries of Federated advise approximately [176] mutual funds and separate accounts, which totaled approximately [$125] billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

      As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

      INVESTMENT ADVISORY AGREEMENT. The Adviser provides investment management services pursuant to an Investment Advisory Agreement (the "Agreement") dated ____, ____ with the Fund.

      For all services rendered by Adviser hereunder, the Fund shall pay to Adviser and Adviser agrees to accept as full compensation for all services rendered hereunder, an annual investment advisory fee ("Advisory Fee") equal to:
1.25% of the average daily net assets of the Fund ("Base Fee"), plus or minus a performance-based fee of 0.15% of the Fund's average daily net assets ("Performance Adjustment Rate") over a one-year fiscal period (Performance-Based Fee").

      The Base Fee shall be accrued daily at the rate of 1/365th of 1.25% applied to the daily net assets of the Fund. The Performance-Based Fee is calculated daily by comparing over a one-year fiscal period the Fund's performance to that of the MSCI World Ex-US Small Cap Index. If the Fund's performance exceeds that of the Index by at least 1.00%, then the Performance-Based Fee for the immediately following fiscal year shall be 1.40%. If the Fund's performance lags that of the Index by at least 1.00%, then the Performance-Based Fee for the immediately following fiscal year shall be 1.10%. The Performance-Based Fee shall be accrued daily at the rate of 1/365th of the Performance Adjustment Rate over a one-year period, and the resulting dollar amount is then added to or subtracted from the Base Fee. The Advisory Fee so accrued shall be paid to Adviser monthly.

      The initial term of the Agreement is for two years, and thereafter the Agreement is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the Investment Company Act) of the outstanding voting securities of the Fund, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the Investment Company Act) of the Fund or Adviser by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement was approved by the Fund's Board, including a majority of the Board members who are not "interested persons" of any party to the Agreement, at a meeting held on ____, ____. The Agreement was approved by the Fund's initial shareholder on ____, _____. The Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the Fund's Shares. The Agreement will terminate automatically in the event of its assignment (as defined in the Investment Company Act).

      The Adviser manages the Fund's investments in accordance with the stated policies of the Fund, subject to the supervision of the Fund's Board. The Adviser is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities.

      EXPENSES. All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by the Adviser. The expenses borne by the Fund include: [certain organizational costs; taxes; interest; interest and distributions paid on securities sold short; fees of Board members who are not officers, directors, employees, or holders of 5% or more of the outstanding voting securities of [adviser] or any of its affiliates; Commission fees; state Blue Sky qualification fees; advisory and administration fees; charges of custodians, transfer, and dividend disbursing agents' fees; certain insurance premiums; industry association fees; outside auditing and legal expenses; costs of maintaining the Fund's existence; costs of independent pricing services; costs attributable to investor services (including, without limitation, telephone and personnel expenses); costs of preparing and printing prospectuses, statements of additional information, and proxy statements; costs of shareholders' reports and meetings; and any extraordinary expenses.

      ADMINISTRATION AGREEMENT. Federated Administrative Services, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund, pursuant to a separate Administrative Services Agreement dated ____, ____ with the Fund. FAS provides these at the annual rate of approximately 0.08% of the average aggregate daily net assets of the Fund. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses. FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

      CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT. [State Street Bank and Trust Company ("State Street")] will act as the Fund's Custodian. The Custodian may employ sub-custodians outside the U.S. approved by the Board of Trustees in accordance with regulations under the Investment Company Act. [ ] will also act as the Fund's Transfer and Dividend Disbursing Agent.


                        TRUSTEES AND OFFICERS OF THE FUND

      The Fund has a Board composed of twelve Trustees which supervises the Fund's investment activities and reviews contractual arrangements with companies that provide the Fund with services. The following lists the Trustees and officers and their positions with the Fund and their present and principal occupations during the past five years. Each Trustee who is an "interested person" of the Fund (as defined in the Investment Company Act) is indicated by an asterisk (*).

      All of the officers and Trustees of the Fund hold comparable positions with other Federated funds.

-------------------------------------------------------------------------------
NAME
BIRTH DATE
ADDRESS                       PRINCIPAL OCCUPATIONS
POSITION WITH FUND            FOR PAST FIVE YEARS
--------------------------------------------------------------------------------
JOHN F. DONAHUE*+#            Chief Executive Officer and Director or Trustee of
Birth Date: July 28, 1924     the Federated Fund Complex; Chairman and Director,
Federated Investors Tower     Federated Investors, Inc.; Chairman, Federated
1001 Liberty Avenue           Investment Management Company, Federated Global
Pittsburgh, PA                Investment Management Corp. and Passport Research,
TRUSTEE AND CHAIRMAN          Ltd.; formerly: Trustee, Federated Investment
CHAIRMAN                      Management Company and Chairman and Director,
                              Federated Investment Counseling.
--------------------------------------------------------------------------------
THOMAS G. BIGLEY              Director or Trustee of the Federated Fund Complex;
Birth Date: February 3, 1934  Director, Member of Executive Committee,
15 Old Timber Trail           Childern's Hospital of Pittsburgh; Director,
Pittsburgh, PA                Robroy Industries, Inc. (coated steel
TRUSTEE                       conduits/computer storage equipment); formerly:
                              Senior Partner, Ernst & Young LLP; Director, MED
                              3000 Group, Inc. (physician practice management);
                              Director, Member of Executive Committee,
                              University of Pittsburgh.
--------------------------------------------------------------------------------
JOHN T. CONROY, JR.           Director or Trustee of the Federated Fund Complex;
Birth Date:  June 23, 1937    President, Investment Properties Corporation;
Grubb & Ellis/Investment      Senior Vice President, John R. Wood and
Properties Corporation        Associates, Inc., Realtors; Partner or Trustee in
3201 Tamiami Trail North      private real estate ventures in Southwest Florida;
Naples, FL                    formerly:  President, Naples Property Management,
TRUSTEE                       Inc. and Northgate Village Development
                              Corporation.
--------------------------------------------------------------------------------
NICHOLAS P. CONSTANTAKIS      Director or Trustee of the Federated Fund Complex;
Birth Date: September 3, 1939 Director, Michael Baker Corporation (engineering,
175 Woodshire Drive           construction, operations and technical services);
Pittsburgh, PA                formerly: Partner, Andersen Worldwide SC.
September 3, 1939
TRUSTEE
--------------------------------------------------------------------------------
JOHN F. CUNNINGHAM            Director or Trustee of the Federated Fund Complex;
Birth Date: March 5, 1943     Chairman, President and Chief Executive Officer,
353 El Brillo Way             Cunningham & Co., Inc. (strategic business
Palm Beach, FL                consulting); Trustee Associate, Boston College;
TRUSTEE                       Director, Iperia Corp. (communications/software);
                              formerly: Director, Redgate Communications and EMC
                              Corporation (computer storage systems).

                              Previous Positions: Chairman of the Board and
                              Chief Executive Officer, Computer Consoles, Inc.;
                              President and Chief Operating Officer, Wang
                              Laboratories; Director, First National Bank of
                              Boston; Director, Apollo Computer, Inc.
--------------------------------------------------------------------------------
LAWRENCE D. ELLIS, M.D.*      Director or Trustee of the Federated Fund Complex;
Birth Date: October 11, 1932  Professor of Medicine, University of Pittsburgh;
3471 Fifth Avenue             Medical Director, University of Pittsburgh Medical
Suite 1111                    Center - Downtown; Hematologist, Oncologist, and
Pittsburgh, PA                Internist, University of Pittsburgh Medical
TRUSTEE                       Center; Member, National Board of Trustees,
                              Leukemia Society of America.

-------------------------------------------------------------------------------
NAME
BIRTH DATE
ADDRESS                       PRINCIPAL OCCUPATIONS
POSITION WITH FUND            FOR PAST FIVE YEARS
--------------------------------------------------------------------------------

PETER E. MADDEN               Director or Trustee of the Federated Fund Complex;
Birth Date: March 16, 1942    formerly: Representative, Commonwealth of
One Royal Palm Way            Massachusetts General Court; President, State
100 Royal Palm Way            Street Bank and Trust Company and State Street
Palm Beach, FL                Corporation
TRUSTEE
                              Previous Positions: Director, VISA USA and VISA
                              International; Chairman and Director,
                              Massachusetts Bankers Association; Director,
                              Depository Trust Corporation; Director, The Boston
                              Stock Exchange.
--------------------------------------------------------------------------------
CHARLES F. MANSFIELD, JR.     Director or Trustee of the Federated Fund Complex;
Birth Date:  April 10, 1945   Executive Vice President, Legal and External
80 South Road                 Affairs, DVC Group, Inc. (formerly, Dugan Valva
Westhampton Beach, NY         Contess, Inc.) (marketing, communications,
TRUSTEE                       technology and consulting).

                              Previous Positions:  Chief Executive Officer, PBTC
                              International  Bank;   Partner,   Arthur  Young  &
                              Company (now Ernst & Young LLP);  Chief  Financial
                              Officer of Retail Banking Sector,  Chase Manhattan
                              Bank;   Senior  Vice  President,   HSBC  Bank  USA
                              (formerly,  Marine Midland Bank);  Vice President,
                              Citibank;   Assistant  Professor  of  Banking  and
                              Finance, Frank G. Zarb School of Business, Hofstra
                              University.
--------------------------------------------------------------------------------
JOHN E. MURRAY, JR.,          Director or Trustee of the Federated Fund Complex;
J.D., S.J.D.#                 President, Law Professor, Duquesne University;
Birth Date: December 20, 1932 Consulting Partner, Mollica & Murray; Director,
December 20, 1932             Michael Baker Corp. (engineering, construction,
President, Duquesne           operations and technical services).
University
Pittsburgh, PA                Previous Positions: Dean and Professor of Law,
TRUSTEE                       University of Pittsburgh School of Law; Dean and
                              Professor of Law, Villanova University School of
                              Law.
--------------------------------------------------------------------------------
MARJORIE P. SMUTS             Director or Trustee of the Federated Fund Complex;
Birth Date: June 21, 1935     Public Relations/Marketing/Conference Planning.
4905 Bayard Street
Pittsburgh, PA                Previous Positions: National Spokesperson,
TRUSTEE                       Aluminum Company of America; television producer;
                              business owner.
--------------------------------------------------------------------------------
JOHN S. WALSH
Birth Date: November 28, 1957 Director or Trustee of the Federated Fund Complex;
2007 Sherwood Drive           President and Director, Heat Wagon, Inc.
Valparaiso, IN                (manufacturer of construction temporary heaters);
TRUSTEE                       President and Director, Manufacturers Products,
                              Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.;
                              Director, Walsh & Kelly, Inc. (heavy highway contractor); formerly: Vice President, Walsh &
                              Kelly, Inc.

-------------------------------------------------------------------------------
NAME
BIRTH DATE
ADDRESS                       PRINCIPAL OCCUPATIONS
POSITION WITH FUND            FOR PAST FIVE YEARS
--------------------------------------------------------------------------------
J. CHRISTOPHER DONAHUE+*      President or Executive Vice President of the
Birth Date: April 11, 1949    Federated Fund Complex; Director or Trustee of the
Federated Investors Tower     Funds in the Federated Fund Complex; President,
1001 Liberty Avenue           Chief Executive Officer and Director, Federated
Pittsburgh, PA                Investors, Inc.; President, Chief Executive
EXECUTIVE VICE                Officer and Trustee, Federated Investment
PRESIDENT and                 Management Company; Trustee, Federated Investment
TRUSTEE                       Counseling; President, Chief Executive Officer
                              and Director, Federated Global Investment
                              Management Corp.; President and Chief Executive
                              Officer, Passport Research, Ltd.; Trustee,
                              Federated Shareholder Services Company; Director,
                              Federated Services Company; formerly: President,
                              Federated Investment Counseling.
--------------------------------------------------------------------------------
JOHN W. MCGONIGLE             Executive Vice President and Secretary of the
Birth Date: October 26, 1938  Federated Fund Complex; Executive Vice President,
Federated Investors Tower     Secretary and Director, Federated Investors, Inc.;
1001 Liberty Avenue           formerly: Trustee, Federated Investment Management
Pittsburgh, PA                Company and Federated Investment Counseling;
EXECUTIVE VICE                Director, Federated Global Investment Management
PRESIDENT and                 Corp., Federated Services Company and Federated
SECRETARY                     Securities Corp.


--------------------------------------------------------------------------------
RICHARD J. THOMAS             Treasurer of the Federated Fund Complex; Senior
Birth Date: June 17, 1954     Vice President, Federated Administrative Services;
Federated Investors Tower     formerly: Vice President, Federated Administrative
1001 Liberty Avenue           Services; held various management positions within
Pittsburgh, PA                Funds Financial Services Division of Federated
TREASURER                     Investors, Inc.
--------------------------------------------------------------------------------
RICHARD B. FISHER             President or Vice President of some of the Funds
Birth Date: May 17, 1923      in the Federated Fund Complex; Vice Chairman,
Federated Investors Towers    Federated Investors, Inc.; Chairman, Federated
1001 Liberty Avenue           Securities Corp.; formerly: Director or Trustee of
Pittsburgh, PA                some of the Funds in the Federated Fund Complex,;
PRESIDENT                     Executive Vice President, Federated Investors,
                              Inc. and Director and ChiefExecutive Officer,
                              Federated Securities Corp.
--------------------------------------------------------------------------------
HENRY A. FRANTZEN             Chief Investment Officer of this Fund and various
Birth Date: November 28, 1942 other Funds in the Federated Fund Complex;
Federated Investors Towers    Executive Vice President, Federated Investment
1001 Liberty Avenue           Counseling, Federated Global Investment Management
Pittsburgh, PA                Corp., Federated Investment Management Company and
CHIEF INVESTMENT              Passport Research, Ltd.; Director, Federated
OFFICER                       Global Investment Management Corp. and Federated
                              Investment Management Company; Registered
                              Representative, Federated Securities Corp.;
                              Vice President, Federated Investors, Inc.;
                              formerly: Executive Vice President, Federated
                              Investment Counseling Institutional Portfolio
                              Management Services Division; Chief Investment
                              Officer/Manager, International Equities, Brown
                              Brothers Harriman & Co.; Managing Director, BBH
                              Investment Management Limited.

# A POUND SIGN DENOTES A MEMBER OF THE BOARD'S EXECUTIVE COMMITTEE, WHICH HANDLES THE BOARD'S RESPONSIBILITIES BETWEEN ITS MEETINGS.
+ MR. DONAHUE IS THE FATHER OF J. CHRISTOPHER DONAHUE, EXECUTIVE VICE PRESIDENT AND TRUSTEE OF THE FUND.

--------------------------------------------------------------------------------
     NAME OF TRUSTEE        Estimated Aggregate      Total Compensation From the
     ---------------       COMPENSATION FROM THE         FUND COMPLEX
                           ----------------------        ------------
--------------------------------------------------------------------------------
John F. Donahue                                    $0 for the Fund and 43
                                                   other investment companies
                                                   in the Fund Complex
--------------------------------------------------------------------------------
Thomas G. Bigley                                   $116,760.63 for the  Fund and
                                                   43 other investment companies
                                                   in the Fund Complex
--------------------------------------------------------------------------------
John T. Conroy, Jr.                                $128,455.37 for the Fund and
                                                   43 other investment companies
                                                   in the Fund Complex
--------------------------------------------------------------------------------
Nicholas P. Constantakis                           $73,191.21 for the Fund and
                                                   37 other investment companies
                                                   in the Fund Complex
--------------------------------------------------------------------------------
John F. Cunningham                                 $93,190.48 for the Fund and
                                                   37  other investment
                                                   companies in the Fund Complex
--------------------------------------------------------------------------------
Lawrence D. Ellis*                                 $116,760.63 for the Fund and
                                                   43 other investment companies
                                                   in the Fund Complex
--------------------------------------------------------------------------------
Peter E. Madden                                    $109,153.60 for the Fund and
                                                   43 other investment companies
                                                   in the Fund Complex
--------------------------------------------------------------------------------
Charles F. Mansfield, Jr.                          $102,573.91 for the Fund and
                                                   40 other investment companies
                                                   in the Fund Complex
--------------------------------------------------------------------------------
John E. Murray, Jr.                                $128,455.37 for the Fund and
                                                   43 other investment companies
                                                   in the Fund Complex
--------------------------------------------------------------------------------
Marjorie P. Smuts                                  $116,760.63  for the Fund and
                                                   43 other investment companies
                                                   in the Fund Complex
--------------------------------------------------------------------------------
John S. Walsh                                      $94,536.85 for the Fund and
                                                   39 other investment companies
                                                   in the Fund Complex
--------------------------------------------------------------------------------
Christopher Donahue+*                              $0 for the Fund and 30 other
                                                   investment companies in the
                                                   Fund Complex
--------------------------------------------------------------------------------

      All shares of the Fund prior to the offering were held by the Adviser. The officers and Trustees of the Fund as a group owned beneficially less than 1% of the total shares of the Fund outstanding as of ___, ___.

      No officer or employee of the Fund receives any compensation from the Fund for serving as an officer or Trustee of the Fund. In addition, no officer or employee of the Adviser (or of any parent, subsidiary or affiliate thereof) receives compensation for serving as an officer or Trustee of the Fund.

PORTFOLIO MANAGERS
------------------

LEONARDO A. VILA

Leonardo A. Vila will serve as a Portfolio Manager of the Fund. Mr. Vila joined Federated in 1995 as a Quantitative Analyst. He served as an Assistant Vice President of the Fund's Adviser from January 1998 to July 1999; in April 1998 he was named a Senior Investment Analyst. He was named a Portfolio Manager and a Vice President of the Adviser in July 1999. From April 1994 to September 1995, Mr. Vila was an Equity Research Manager with the American Stock Exchange. Mr. Vila earned his M.B.A. from St. John's University.


REGINA CHI

Regina Chi will serve as a Portfolio Manager of the Fund. Ms. Chi joined Federated in August 1999 as a Senior Investment Analyst. Ms. Chi was previously employed with Clay Finlay, Inc., where she served as a Vice President/Portfolio Manager from July 1997 to July 1999 and as a Research Analyst from June 1994 to July 1997. Ms. Chi earned her B.A. in economics and philosophy from Columbia University.

STEPHEN F. AUTH

Stephen F. Auth will serve as a Portfolio Manager of the Fund. Mr. Auth joined Federated in May 2000 as Senior Vice President and Director of Global Portfolio Management of the Fund's Adviser. From 1985 through March 2000, Mr. Auth was employed with Prudential Investments, a unit of Prudential Insurance Company of America, where he served as a Portfolio Manager since September 1991 and also as Senior Managing Director. Mr. Auth is a Chartered Financial Analyst. He earned a Bachelors Degree from Princeton University and an M.B.A. from Harvard University.


HENRY A. FRANTZEN

Henry A. Frantzen is the Chief Investment Officer for global and international investments. Mr. Frantzen joined Federated in 1995 as an Executive Vice President of the Fund's Adviser and has overseen the operations of the Adviser since its formation. In 1999, Mr. Frantzen became a Director of the Fund's Adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995. Mr. Frantzen earned his bachelors degree in Business Administration from the University of North Dakota.


                      BROKERAGE AND PORTFOLIO TRANSACTIONS

      When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms that have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

      The Adviser evaluates the overall reasonableness of brokerage commissions paid by reviewing the quality of executions obtained on the Fund's portfolio transactions, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. In seeking to ensure that the commissions charged the Fund are consistent with prevailing and reasonable commissions, the Adviser also endeavors to monitor brokerage industry practices with regard to the commissions charged by broker/dealers on transactions effected for other comparable institutional investors. While the Adviser seeks reasonably competitive rates, the Fund does not necessarily pay the lowest commissions available.

      Consistent with the standard of seeking to obtain the best execution on portfolio transactions, the Adviser may select brokers that provide research services to effect such transactions. Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

      Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

      Transactions in foreign securities markets often involve the payment of fixed brokerage commissions, which are usually higher than commission rates available in the United States. In such transactions, the Fund will seek to obtain prompt execution of orders at the most favorable net price consistent with the description above relating to best execution.

PORTFOLIO TURNOVER

      Portfolio turnover may vary from year to year as well as within a year. In periods in which extraordinary market conditions prevail, the Adviser will not be deterred from changing the Fund's investment strategy as rapidly as Adviser determines to be necessary, in which case higher turnover rates can be anticipated which would result in greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Higher portfolio turnover rates usually generate additional brokerage commissions and expenses, and the short-term gains realized from these transactions are taxable to shareholders as ordinary income when distributed to them.

      The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate short-term gain (losses) for its shareholders. Short-term gain is taxed at a higher rate than long-term gain (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

                        DETERMINATION OF NET ASSET VALUE

      The Fund intends to calculate the NAV of its Shares daily and to make that information available for publication. Currently, THE WALL STREET JOURNAL and BARRON'S publish NAVs for closed-end funds each week. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

      Market values of the Fund's portfolio securities are determined as follows: for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available; in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices; for fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service; futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value; for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and for all other securities at fair value as determined in good faith by the Board. Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities.

      Trading in foreign securities may be completed at times that vary from the closing of the NYSE. In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

             SHAREHOLDER INSTALLMENT FEES AND FUND INSTALLMENT FEES

      The Underwriters' commission of 5% of the initial purchase price of each Share for total commissions of up to $[ ] million ($[ ] million assuming full exercise of the over-allotment option) will be paid by the Payor. The Payor will be entitled to receive a monthly Shareholder Installment Fee, except to the extent that the Fund pays any Fund Installment Fees, as compensation for advancing the 5% underwriting commission relating to the initial public offering of the Shares. The Shareholder Installment Fee will be payable at an annual rate equal to [1.22%] of the Fund's current NAV, computed daily, and will be automatically deducted only from each monthly distribution to shareholders on a pro rata basis from the amount distributable on each outstanding Share, up to 6.25% of the gross proceeds of the Fund's initial public offering plus interest on such amount at a per annum rate equal to the then current prime rate of interest plus 1%. If this maximum is not reached within nine years, the Shareholder Installment Fee will be eliminated. If the Fund does not pay Fund Installment Fees, Shareholder Installment Fees will be payable and will be automatically withheld only from monthly distributions to shareholders.

      The Fund's Board of Trustees may from time to time determine, at its sole discretion, to pay Fund Installment Fees directly out of the Fund's assets to the Payor. Any Fund Installment Fee that is paid by the Fund would be in lieu of the payment of an equal amount of a Shareholder Installment Fee out of shareholder distributions. The Trustees intend to consider at least quarterly whether to pay Fund Installment Fees with respect to amounts that will be due to the Payor during the subsequent quarter. There is no assurance, however, that the Trustees will determine to pay any Fund Installment Fees.

      In the event that, prior to the expiration of six years from the date of this offering, the Fund liquidates or is a party to a merger or consolidation in which it is not the surviving entity or as a result of which the Shareholder Installment Fee is no longer payable, the Payor may be entitled to receive either an EWC, payable out of amounts distributable to shareholders of the Fund, or 12b-1 distribution fees and CDSCs from the open-end fund. The aggregate amount of Shareholder Installment Fees along with the EWC and any Fund Installment Fees (or comparable payments if the Fund automatically converts to an open-end fund) will not exceed 6.25% of the gross proceeds of the Fund's initial public offering plus interest on such amount at a per annum rate equal to the then current prime rate of interest plus 1%.

      The Fund and the Advisor have made certain representations and undertaken certain covenants and indemnities in favor of the Payor and certain other parties.

      The documents relating to the payment of the Underwriters' commissions by the Payor have been filed with the SEC with this Registration Statement and are available for inspection upon request.

                             EARLY WITHDRAWAL CHARGE

      The shareholders of the Fund are required to pay an EWC in the event that, prior to the sixth anniversary of the closing of the initial public offering, the Fund liquidates or is a party to a merger or consolidation in which it is not the surviving entity or as a result of which the Shareholder Installment Fee is no longer payable. The EWC will be payable out of amounts distributable to shareholders of the Fund. The EWC will be based on a specified percentage, at the time of the event giving rise to the EWC, of the pro rata amount per share of the aggregate gross proceeds of the initial public offering, and the percentage will decline over time as follows:

       ----------------------------------------------------------
         YEAR SINCE INITIAL PUBLIC OFFERING                EWC
       ----------------------------------------------------------
          First                                 5.50%
       ----------------------------------------------------------
          Second                                4.75%
       ----------------------------------------------------------
          Third                                 4.00%
       ----------------------------------------------------------
          Fourth                                3.00%
       ----------------------------------------------------------
          Fifth                                 2.00%
       ----------------------------------------------------------
          Sixth                                 1.00%
       ----------------------------------------------------------
          Thereafter                            0.00%
       ----------------------------------------------------------

      The EWC will decline to the next lower rate after the last day of the month of the annual initial public offering date.

                                  DISTRIBUTIONS

      The Fund will make monthly distributions sufficient to pay any required Shareholder Installment Fee out of the Fund's net investment income and realized gains to the extent available, and any balance will constitute returns of capital. All net realized capital gain, if any, either will be distributed to the Fund's Shareholders at least annually or will be retained by the Fund, and subject to Fund-level associated tax liabilities thereon. The Fund will distribute to the Shareholders at least [annually] all net realized gains from foreign currency transactions, if any. The Fund may make additional distributions if necessary to avoid a [4%] excise tax on certain undistributed income and capital gain. See "Taxes." The Fund may change the foregoing distribution policy if its experience indicates, or its Board of Trustees for any reason determines, that changes are desirable.

      Distributions in excess of the Shareholder Installment Fee will be automatically reinvested in additional Shares without a sales charge, unless a shareholder elects cash payments. See "Dividend Reinvestment Plan" for information concerning the manner in which distributions to shareholders may be reinvested in Shares. Distributions, including those attributable to the Shareholder Installment Fee, will be taxable to shareholders whether they are applied to payments of the Shareholder Installment Fee, reinvested in Shares, or received in cash. See "Taxes" below.

      The Fund expects that it will commence paying dividends within __ days of the date of this Prospectus.

                                      TAXES

      The Fund intends to elect to be, and to qualify to be treated as, a regulated investment company ("RIC") under the Internal Revenue Code of 1986 ("Code"). For each taxable year that the Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions, determined without regard to any deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If the Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed as an ordinary corporation on its taxable income for that year (even if that income was distributed to its shareholders) and all distributions out of its earnings and profits would be taxable to its shareholders as dividends (I.E., ordinary income).

      Distributions from the Fund's investment company taxable income (whether applied to the Shareholder Installment Fee, received in cash, or reinvested in additional Shares) generally are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of the Fund's net capital gain (whether applied to the Shareholder Installment Fee, received in cash, or reinvested in additional Shares), when designated as such, are taxable to its shareholders as long-term capital gain, regardless of how long they have held their Shares.

      Distributions by the Fund to its shareholders in any year that exceed its earnings and profits generally may be applied by each shareholder against his or her basis in the Shares and will be taxable at capital gains rates (assuming the Shares are held as a capital asset) to any shareholder only to the extent the distributions to the shareholder exceed the shareholder's basis in his or her Shares. Shareholders who are not liable for tax on their income and whose Shares are not debt-financed generally are not required to pay tax on dividends or other distributions they receive from the Fund.

      Any Fund Installment Fee paid by the Fund in lieu of the Shareholder Installment Fee will not be a deductible expense of the Fund. Rather, the payment of the Fund Installment Fee by the Fund will be treated for tax purposes as a constructive distribution to shareholders. The Fund intends to distribute the full amount of its net investment income and realized gains (I.E., its earnings and profits) to its shareholders so that its payment of the Fund Installment Fee will be treated as a distribution in the nature of a return of capital and will reduce each shareholder's basis in its Shares. This portion of the Fund Installment Fee or Shareholder Installment Fee consisting of undistributed net investment income will not be deductible by shareholders, but will increase a shareholder's basis in the related Shares, thereby reducing the amount of taxable gain realized upon sale of the Shares.

      To the extent that the Board of Trustees does not determine to pay a Fund Installment Fee, and the Fund thus withholds the Shareholder Installment Fee from distributions, shareholders will be required to recognize the full amount of Fund distributions, including amounts withheld to pay the Shareholder Installment Fee, as income or capital gain, except to the extent those distributions exceed the Fund's earnings and profits (in which event the excess will be treated as a return of capital, in the manner described above).

      If the Fund does not distribute the full amount of its earnings and profits to its shareholders, its payment of either the Fund Installment Fee or the Shareholder Installment Fee will be treated as paid wholly or partly out of those earnings and profits. In that case, shareholders will be required to include in income the portion of the Fund Installment Fee or the Shareholder Installment Fee paid out of the Fund's earnings and profits.

      The Fund will notify its shareholders following the end of each calendar year of the amounts of dividends and capital gain distributions paid (or deemed paid) that year and undistributed capital gain designated for that year.

      Dividends and other distributions declared by the Fund in October, November, or December of any year and payable to its shareholders of record on a date in the month declared will be deemed to have been paid by the Fund and received by the shareholders on December 31st if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31st falls.

      An investor should be aware that, if the investor purchases Shares shortly before the record date for any dividend or other distribution, he or she will pay full price for the Shares and will receive some portion of the purchase price back as a taxable distribution.

      Upon the sale or exchange of Shares (including a sale pursuant to a Share repurchase or tender offer by the Fund), a shareholder generally will recognize a taxable gain or loss equal to the difference between his or her adjusted basis in the Shares and the amount received. Any such gain or loss will be capital gain or loss if the Shares are capital assets in the shareholder's hands and will be long-term capital gain or loss if the Shares have been held for more than one year. See below for a discussion of the tax rates applicable to capital gains. Any loss recognized on a sale or exchange of Shares that were held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any capital gain distributions previously received thereon. A loss realized on a sale or exchange of Shares will be disallowed to the extent those Shares are replaced by other Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition of the Shares (which could occur, for example, as a result of participation in the Dividend Reinvestment Plan). In that event, the basis of the replacement Shares will be adjusted to reflect the disallowed loss.

      The maximum tax rate applicable to net capital gains recognized by individuals and other non-corporate taxpayers is (i) the same as the ordinary income tax rate for capital assets held for one year or less and (ii) 20% (10% for taxpayers in the 15% marginal tax bracket) for capital assets held for more than one year. The maximum net capital gain tax rate for corporations is 35%.

      The Fund is required to withhold 31% of all dividends, capital gain distributions, and repurchase proceeds payable to any individual shareholders and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. The Fund is also required to withhold 31% of all dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding.

      The foregoing is only a brief summary of some of the important federal income tax considerations generally affecting the Fund and its shareholders. There may be other federal, state, local, or foreign tax considerations applicable to a particular investor. Prospective investors are urged to consult their tax advisers regarding the specific federal income tax consequences of purchasing, holding and disposing of Shares, as well as the effects of state, local, and foreign tax laws and any proposed tax law changes.

                           DIVIDEND REINVESTMENT PLAN

      Distributions in excess of each shareholder's Shareholder Installment Fee obligation will be automatically reinvested in additional shares of the Fund ("Additional Fund Shares"), unless the shareholder elects in writing to receive cash. Additional Fund Shares will be issued directly by the Fund and will be determined by dividing the dollar amount of the distribution, net of Shareholder Installment Fee, by the net asset value per share on the date the shares are issued.

      The Fund's DRP permits, if a shareholder so elects, any balance of dividends and other distributions remaining following payment of any applicable Shareholder Installment Fee (collectively referred to in this section as "dividends") may be reinvested by [State Street], as agent for shareholders in administering the DRP (the "DRP Agent"), in additional Shares of the Fund. Shareholders who elect not to participate in the Plan will receive all dividends payable in cash by check mailed directly to the shareholder of record (or, if the Shares are held in street or other nominee name, then to such nominee) by State Street as dividend disbursing agent. Such participants may elect not to participate in the DRP and to receive in cash all dividends payable in cash by sending written instructions to State Street, as dividend disbursing agent, at the address set forth below. Participation in the DRP may be terminated or resumed at any time without penalty by written notice if received by the DRP Agent not less than thirty days prior to any dividend record date; otherwise such termination will be effective with respect to any subsequently declared dividend or other distribution.

      To the extent that the Fund's Board of Trustees determines not to pay the Shareholder Installment Fee on behalf of shareholders, the Fund expects to make monthly distributions of net income or return of capital in a minimum amount equal to the Shareholder Installment Fee. For amounts of distributions in excess of the Shareholder Installment Fee, non-participants in the DRP will receive cash and participants in the DRP will receive the equivalent in Shares. Whenever the Fund declares dividends in additional unissued but authorized Shares ("newly issued Shares"), non-participants in the DRP will receive newly issued Shares and participants will receive Shares under the DRP as described as follows. The Shares will be acquired by the DRP Agent for the participants' accounts generally through receipt of newly issued Shares, but also may be acquired by purchase of outstanding Shares on the open market ("open-market purchases") on the NYSE or elsewhere, except that no such open-market purchases may be made if the shareholders of the Fund have any remaining obligation to pay a Shareholder Installment Fee. If on the payment date for a dividend payable in either cash or Shares, the NAV per Share is equal to or less than the market price per Share plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the DRP Agent will invest the dividend amount in newly issued Shares on behalf of the participants. The number of newly issued Shares to be credited to each participant's account will be determined by dividing the dollar amount of the dividend by the NAV per Share on the date the Shares are issued, provided that the maximum discount from the then current market price per Share on the date of issuance may not exceed 5%. If on the dividend payment date for a dividend payable only in cash the NAV per Share is greater than the market value (such condition being referred to herein as "market discount"), the DRP Agent will invest the dividend amount in Shares acquired on behalf of the participants in open-market purchases.

      In the event of a market discount on the dividend payment date for a dividend payable only in cash, the DRP Agent will have no more than 30 days after the dividend payment date (the "last purchase date") to invest the dividend amount in Shares acquired in open-market purchases. If, before the DRP Agent has completed its open-market purchases, the market price of a Share exceeds the NAV per Share, the average per Share purchase price paid by the DRP Agent may exceed the NAV of the Shares, resulting in the acquisition of fewer Shares than if the dividend had been paid in newly issued Shares on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the DRP provides that if the DRP Agent is unable to invest the full dividend amount in open-market purchases by the last purchase date or if the market discount shifts to a market premium by that date, the DRP Agent will cease making open-market purchases and will invest the uninvested portion of the dividend amount in newly issued Shares at the close of business on the last purchase date.

      The DRP Agent maintains all shareholders' accounts in the DRP and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Shares in the account of each Plan participant will be held by the DRP Agent on behalf of the DRP participant, and each shareholder proxy will include those Shares purchased or received pursuant to the DRP. The DRP Agent will forward all proxy solicitation materials to participants and vote proxies for Shares held pursuant to the DRP in accordance with the instructions of the participants.

      In the case of shareholders such as banks, brokers or nominees that hold Shares for others who are the beneficial owners, the DRP Agent will administer the DRP on the basis of the number of Shares certified from time to time by the record shareholder's name and held for the account of beneficial owners who participate in the DRP.

      The automatic reinvestment of dividends will not relieve DRP participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. See "Taxes."

      All Shares issued pursuant to the DRP prior to any conversion of the Fund to open-end form will be subject to the Shareholder Installment Fee (or Fund Installment Fee), and may be subject to an EWC and, following any such conversion, Rule 12b-1 Fees and CDSCs. Accordingly, participants in the DRP will pay more distribution-related charges in proportion to their holdings of Shares than will shareholders who do not participate in the DRP.

      [Shareholders participating in the DRP may receive benefits not available to shareholders not participating in the Plan. If the market price (plus commissions) of the Fund's Shares is above their NAV, participants in the DRP will receive Shares of the Fund at less than they could otherwise purchase them and will have Shares with a cash value greater than the value of any cash distribution they would have received on their Shares. If the market price plus commissions is below the NAV, participants will receive distributions in Shares with a NAV greater than the value of any cash distribution they would have received on their Shares. However, there may be insufficient Shares available in the market to make distributions in Shares at prices below the NAV. Also, since the Fund does not redeem its Shares, the price on resale may be more or less than the NAV. See "Taxes" for a discussion of tax consequences of the DRP.]

      [Experience under the DRP may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the DRP.]

      [All correspondence concerning the DRP should be directed to the DRP Agent at ________________.]


                                  UNDERWRITING

      The underwriters named below (the "Underwriters"), acting through Raymond James & Associates, Inc., 880 Carillon Parkway, St. Petersburg, Florida 33716, as their representatives (the "Representatives"), have severally agreed, subject to the terms and conditions of the Underwriting Agreement with the Fund and the Adviser (the "Underwriting Agreement"), to purchase from the Fund the number of Shares set forth below opposite their respective names.

UNDERWRITER                                                     NUMBER OF SHARES
------------                                                    ----------------
Raymond James & Associates, Inc.                                  -------
[      ]                                                          [      ]
Total                                                             ======



      The Underwriting Agreement provides that the obligations of the Underwriters are subject to certain conditions precedent, including the absence of any materially adverse change in our business and the receipt of certain certificates, opinions, and letters from the Fund and the Fund's attorneys and independent accountants. The nature of the Underwriters' obligation is such that they are committed to purchase all Shares offered hereby if any of the Shares are purchased.

      [The Fund has granted to the Underwriters an option, exercisable for 45 days from the date of this Prospectus to purchase up to an aggregate of __________ additional Shares to cover over-allotments, if any, at the initial offering price. The Underwriters may exercise such option solely for the purpose of covering over-allotments incurred in the sale of the Shares offered hereby. To the extent that the Underwriters exercise this option, each of the Underwriters will have a firm commitment, subject to certain conditions, to purchase an additional number of Shares proportionate to such Underwriters' initial commitment.]

      The Payor will pay commissions to the Underwriters in the amount of $1.25 per Share (5% of the public offering price per Share) or an aggregate amount of up to $25 million ($28.75 million assuming full exercise of the over-allotment option) for all Shares covered by this Prospectus. Receipt of this payment is a condition to the Underwriters' obligation to purchase the Shares.

      The Representatives have advised the Fund that the Underwriters may pay up to $___ per Share from such payment to certain dealers who sell the Shares and that the Underwriters may allow and such dealers may re-allow a concession of up to $___ per Share to certain other dealers who sell Shares. The Fund has agreed to pay the Underwriters $[ ] in partial reimbursement of their expenses. The Shares are offered by the Underwriters, subject to prior sale, when, as and if delivered to and accepted by the Underwriters, and subject to their right to reject orders in whole or in part.

      The Adviser or an affiliate will pay to the Representatives a fee in connection with the sale and distribution of the Shares in an aggregate amount equal to $250,000 for each $100,000,000 in excess of the first $200,000,000 of the total gross offering price of the Shares to be purchased by the Underwriters hereunder, PLUS an additional $250,000 in the event such total gross offering price is equal to or exceeds $500,000,000. The Adviser or an affiliate also will pay the Representatives an ongoing fee at the annual rate of 0.10% of the NAV of the outstanding Shares, provided the amount of Shares sold in the initial public offering exceeds $200,000,000, and subject to reduction or elimination over time to the extent required by applicable requirements of the National Association of Securities Dealers, Inc.

      The Fund intends to apply to list its Shares on the NYSE under the symbol "[ ]." In order to meet the requirements for listing the Shares on the NYSE, the Underwriters have undertaken to sell lots of 100 or more Shares to a minimum of 2,000 beneficial owners. The minimum investment requirement is 100 Shares ($2,500). Prior to this offering, there has been no public market for the Shares or any other securities of the Fund. Consequently, the offering price for the Shares was determined by negotiation among the Fund, the Adviser, and the Representatives.

      The Fund and the Adviser have each agreed to indemnify the several Underwriters for or to contribute to any losses arising out of certain liabilities, including liabilities under the Securities Act of 1933, as amended.

      The Fund has agreed not to offer or sell any additional Shares, other than as contemplated by this Prospectus, for a period of 180 days after the date of the Underwriting Agreement without the prior written consent of the Underwriters.

      The Underwriting Agreement provides that it may be terminated in the absolute discretion of the Representatives, without liability on the part of any Underwriter to the Fund or the Adviser by notice to the Fund or the Adviser if, prior to the delivery and payment for the Shares, any of the following occurs: trading in securities generally on the NYSE, American Stock Exchange, Nasdaq National Market, Nasdaq SmallCap Market, or the Nasdaq Stock Market shall have been suspended or limited or minimum prices established; additional governmental restrictions not in force on the date of the underwriting agreement have been imposed upon trading in securities generally or a general moratorium on commercial banking activities shall have been declared by federal or any state's authorities; or any outbreak or material escalation of hostilities or other international or domestic calamity, crisis or change in political, financial, economic, legal or regulatory conditions occurs, the effect of which is such as to make it, in the judgment of the representatives, impracticable or inadvisable to commerce or continue the offering of the shares at the offering prices set forth herein. The Underwriting Agreement also may be terminated if any of the conditions specified in the Underwriting Agreement have not been fulfilled when and as required by such agreement.

      The Fund anticipates that the Representatives and certain other Underwriters may from time to time act as brokers or dealers in connection with the execution of its portfolio transactions after they have ceased to be Underwriters and, subject to certain restrictions, may act as such brokers while they are Underwriters. See "Management of the Fund."

      Until the distribution of Shares is completed, rules of the Commission may limit the ability of the Underwriters and certain selling group members to bid for and purchase the Shares. As an exception to these rules, the Underwriters are permitted to engage in certain transactions that stabilize the price of the Shares. Such transactions may consist of short sales, stabilizing transactions and purchases to cover positions created by short sales. Short sales involve the sale by the Underwriters of a greater number of shares of our common stock than they are required to purchase in the offering. Stabilizing transactions consist of certain bids or purchases made for the purpose of preventing or retarding a decline in the market price of our common stock while the offering is in progress.

      The  Underwriters  also may  impose a  penalty  bid.  This  occurs  when a particular underwriter repays to the other underwriters a portion of the underwriting discount received by it because the representatives have repurchased shares sold by or for the account of such underwriter in stabilizing or short covering transactions.

      These activities by the Underwriters may stabilize, maintain, or otherwise affect the market price of our common stock. As a result, the price of our common stock may be higher than the price that otherwise might exist in the open market. If these activities are commenced, they may be discontinued by the Underwriters without notice at any time. These transactions may be effected on the NYSE, or otherwise.

                              DESCRIPTION OF SHARES

      The Fund is an unincorporated business trust under the laws of the Delaware created pursuant to an Agreement and Declaration of Trust (the "Trust Agreement") dated August 28, 2000. The Fund is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share. Each Share has one vote and, when issued and paid for in accordance with the terms of the offering, will be fully paid and non-assessable. Fund Shares are of one class and have equal rights as to dividends and in liquidation. The Fund may reclassify Shares as preferred shares, with such rights and designations as the Board shall determine. Shares have no preemptive, subscription or conversion rights and are freely transferable. The Fund will send annual and semi-annual financial statements to all of its shareholders.

      Under Delaware law, shareholders will not be held personally liable for the obligations of a Delaware business trust. In addition, the Trust Agreement disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or a Trustee. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The Fund intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

      In addition, as described above, if the Fund's Board of Trustees determines not to pay the Shareholder Installment Fee out of Fund assets on behalf of shareholders, payments of the Shareholder Installment Fee will be deducted from the Fund's distributions to shareholders. Shareholders will not have any personal liability for the payments of the Shareholder Installment Fee or the EWC. Rather, the Shareholder Installment Fee or EWC would be paid out of distributions or withdrawal proceeds.

      The Fund has no present intention of offering additional Shares, although additional shares may be issued in connection with the DRP. Other offerings of its Shares, if made, will require approval of the Fund's Board of Trustees. Any additional offering will not be sold at a price per Share below the then current NAV (exclusive of underwriting discounts and commissions) except in connection with an offering to existing shareholders or with the consent of a majority of the Fund's outstanding Shares or otherwise as permitted by applicable law.

      The  Fund  intends  to apply to list its  Shares on the NYSE  under the
symbol "[        ]."

ANTI-TAKEOVER PROVISIONS IN THE TRUST AGREEMENT

      The Fund's Trust Agreement includes provisions that apply while the Fund is a closed-end fund that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board of Trustees, and could have the effect of depriving shareholders of an opportunity to sell their Shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund. The Board of Trustees is divided into three classes, with the terms of one class expiring at each annual meeting of shareholders. At each annual meeting, one class of Trustees is elected to a three-year term. This provision could delay for up to two years the replacement of a majority of the Board of Trustees. A Trustee may be removed from office only for cause by a written instrument signed by at least two-thirds of the remaining Trustees or by a vote of the holders of at least 80% of the Shares.

      In addition, the Declaration of Trust requires, while the Fund is a closed-end fund, that (i) the favorable vote of a majority of the Trustees and/or (ii) the consent of the holders of at least 80% of the outstanding Shares of the Fund to approve, adopt or authorize the following transactions: (i) the merger or consolidation of the Fund or any subsidiary of the Fund with or into any Principal Shareholder (as hereinafter defined) or another fund; (ii) the issuance of any securities of the Fund to any Principal Shareholder for cash;
(iii) the sale, lease or exchange of all or any substantial part of the assets of the Fund to any Person or entity (except assets having an aggregate fair market value of less than $1,000,000 as reasonably determined by the Trustees);
(iv) the sale, lease or exchange to the Fund, in exchange for securities of the Fund, of any assets of any Person or entity (except assets having an aggregate fair market value of less than $1,000,000 as reasonably determined by the Trustees); and [(v) any amendment to the Declaration of Trust with respect to its provisions relating to automatic conversion, conversion of the Fund to an open-end fund, the Shareholder Installment Fees, the EWC, or shareholder voting (each of which also requires the consent of the Payor)]. Such affirmative vote is in addition to, and not in lieu of, the vote or consent of the shareholders of the Trust otherwise required [by law or] by any agreement between the Fund and any national securities exchange. For purposes of these provisions, a Principal Shareholder refers to any person who, whether directly or indirectly and whether alone or together with its affiliates and associates, beneficially owns 5% or more of the outstanding shares of the Fund.

      The Board of Trustees has determined that provisions with respect to the Board of Trustees and the 80% voting requirements described above (and the requirements relating to conversion to an open-end fund described below), which voting requirements are greater than the minimum requirements under Delaware law or the Investment Company Act, are in the best interest of shareholders generally. Reference should be made to the Declaration of Trust on file with the Commission for the full text of these provisions.

CLOSED-END FUND STRUCTURE

      Closed-end funds differ from open-end funds in that closed-end funds generally list their shares for trading on a securities exchange and do not redeem their shares at the option of the shareholder. By comparison, mutual funds issue securities redeemable at net asset value at the option of the shareholder and typically engage in a continuous offering of their shares. Open-end funds are subject to continuous asset in-flows and out-flows that can complicate portfolio management, whereas closed-end funds generally can stay more fully invested in securities consistent with the closed-end fund's investment objective and policies. However, shares of closed-end funds frequently trade at a discount from their net asset value.

      The Fund's Shares may trade at a discount to their NAV, although it is possible that they may trade at a premium above NAV. The market price of the Fund's Shares will be determined by such factors as relative demand for and supply of such Shares in the market, the Fund's NAV, general market and economic conditions and other factors beyond the control of the Fund. See "Determination of Net Asset Value."

AUTOMATIC CONVERSION  TO OPEN-END STRUCTURE

      The Fund's Declaration of Trust provides that beginning after 24 months from the date of the initial public offering, the Fund will automatically convert into an open-end investment company if its Shares close at a 5% or greater discount from the NAV of the Fund for 20 consecutive business days. No further approval of the shareholders of the Fund would be necessary and the automatic conversion would occur even if the discount subsequently is less than 5%.

      Following any conversion to an open-end fund, it is possible that certain of the Fund's investment policies and strategies would have to be modified to assure sufficient portfolio liquidity. In the event of conversion, the Shares would cease to be listed on the NYSE or other national securities exchange or market system. Shareholders of an open-end fund may require the company to redeem their shares at any time (except in certain circumstances as authorized by or under the Investment Company Act) at their NAV, less any redemption charge or CDSC, if any, as might be in effect at the time of a redemption. The Fund expects to pay all such redemption requests in cash, but intends to reserve the right to pay redemption requests in a combination of cash or securities. If a payment in securities were made, investors may incur brokerage costs in converting such securities to cash.

      In addition, upon automatic or other conversion to an open-end Fund prior to the ninth anniversary of the initial public offering (unless shareholders have previously paid an EWC), the Fund would be subject to a Rule 12b-1 Plan. Under the terms of the Rule 12b-1 plan, the Fund will pay the Payor from the date of conversion to the ninth anniversary of the closing of the initial public offering a Rule 12b-1 fee at the annual rate of 1.00% of the Fund's average daily net assets of the shares of the open-end fund outstanding at the time of the conversion (the "Open-end Shares") and any shares derived therefrom up to the maximum limit on the aggregate amount of the fees payable to the Payor. If the Adviser or one of its affiliates has, upon conversion, paid the Payor a one-time payment determined in accordance with a specified formula, as agreed upon by the Fund, the Adviser, and the Payor, the annual rate of the Rule 12b-1 Fee will be 0.75%. If the Rule 12b-1 Fee is 0.75%, the Fund expects that the Board will implement a shareholder service plan that imposes a fee at an annual rate of 0.25% of the Fund's average daily net assets.

      The Open-end Shares also would be subject to a CDSC, which will be based on a pro rata amount per share of the aggregate gross proceeds of the initial public offering. The initial CDSC applicable to the Open-end Shares is based on the date of the initial public offering. The initial CDSC will remain in effect for one year from the date of conversion, and the CDSC percentage will decline yearly thereafter in accordance with the following schedule:

-------------------------------------------------------------------------------
  YEAR SINCE INITIAL PUBLIC OFFERING               CDSC
-------------------------------------------------------------------------------
First                         5.50% for 1 full year from date of open-ending
-------------------------------------------------------------------------------
Second                        4.75% for 1 full year from date or anniversary
                              of open-ending
-------------------------------------------------------------------------------
Third                         4.00% for 1 full year from date or anniversary
                              of open-ending
-------------------------------------------------------------------------------
Fourth                        3.00% for 1 full year from date or anniversary
                              of open-ending
-------------------------------------------------------------------------------
Fifth                         2.00% for 1 full year from date or anniversary
                              of open-ending
-------------------------------------------------------------------------------
Sixth                         1.00% for 1 full year from date or anniversary
                              of open-ending
-------------------------------------------------------------------------------
Thereafter                    0.00%
-------------------------------------------------------------------------------


      For example, if the conversion occurs from the beginning of the 25th month to the end of the 36th month (I.E., in the third year) after the initial public offering, the initial CDSC would be 4.00% and would be in effect until the first anniversary of the conversion. The CDSC would then decline to 3.00% and would further decline yearly thereafter.

      The CDSC on redemptions of Open-end Shares would be assessed against the original cost basis of each of the Shares outstanding on the date of conversion. The original cost basis of each Fund Share will be calculated by taking the original gross proceeds as of the initial public offering of the Fund and dividing such amount by the total number of Shares outstanding on the date of conversion.

                                 LEGAL OPINIONS

      Certain legal matters in connection with the Shares offered hereby will be passed upon for the Fund by Kirkpatrick & Lockhart LLP and for the Underwriters by Skadden, Arps, Slate, Meagher & Flom LLP, and its affiliated entities.

                                     EXPERTS

      The statement of assets and liabilities of the Fund included in this Prospectus has been so included in reliance upon the report of [ ], independent auditors, and on their authority as experts in auditing and accounting.

                          INDEPENDENT AUDITORS' REPORT

                       STATEMENT OF ASSETS AND LIABILITIES

=====================================              ============================

No person has been  authorized to give any
information or to make any representations
in  connection  with this  offering  other
than those  contained  in this  Prospectus
and,   if  given  or  made,   such   other
information or representations must not be
relied upon as having been  authorized  by
the Fund or the Underwriters.  Neither the
delivery of this  Prospectus  nor any sale
made    hereunder    shall,    under   any
circumstances, create any implication that
there has been no change in the affairs of              _________ SHARES
the Fund since the date hereof or that the
information contained herein is correct as                FEDERATED
of any time  subsequent to its date.  This          INTERNATIONAL SMALL
Prospectus does not constitute an offer to          COMPANY OPPORTUNITY
sell or a solicitation  of an offer to buy                  FUND
any  securities  other than the registered
securities  to  which  it  relates.   This
Prospectus does not constitute an offer to sell or a solicitation of an offer to buy such in any circumstances in which such offer or solicitation is unlawful.

       ----------------------

         TABLE OF CONTENTS
                                                     ---------------------
                              PAGE                        PROSPECTUS
                              ----                   ---------------------


Prospectus Summary........................
Fee Table.................................
The Fund..................................
Use of Proceeds...........................
Investment Objective and Policies.........
Other Investment Practices................
Risk Factors and Special Considerations...
Investment Restrictions...................          RAYMOND JAMES & ASSOCIATES,
Management of the Fund....................                    INC.
Trustees and Officers of the Fund.........
Brokerage and Portfolio Transactions......
Determination of Net Asset Value..........
Distributions.............................
Taxes.....................................
Dividend Reinvestment.....................
Plan......................................
Underwriting..............................
Description of Shares.....................           _____________, 2000
Legal Opinions............................
Experts...................................
Independent Auditors' Report..............
Statement of Assets and Liabilities.......

Until , all dealers effecting transactions
in   the    Shares,    whether    or   not
participating in this distribution, may be required to deliver a Prospectus. This is in addition to the obligation of dealers to deliver a Prospectus when acting as Underwriters and with respect to their unsold allotments or subscriptions.

=====================================              ============================


                         Part C - Other Information Item

Item 24.    Financial Statements and Exhibits

      (1)   Financial Statements.

            Report of Independent Auditors.  To be filed by amendment.
            Statement of Assets and Liabilities.  To be filed by amendment.

      (2)   Exhibits.

            (a)   Declaration of Trust.  To be filed by amendment.

            (b)   Bylaws.  To be filed by amendment.

            (c)   Not Applicable.

            (d)   To be filed by amendment.

            (e)   Form of Dividend Reinvestment Plan.  To be filed by amendment.

            (f)   Not Applicable.

            (g)   Form of Investment Advisory and Administration Agreement.  To be filed by amendment.

            (h)   (1)   Form of Underwriting Agreement.  To be filed by amendment.

                  (2)   Form of Distribution Agreement.  To be filed by amendment.

            (i)   Not Applicable.

            (j)   Form of Custodian Agreement.  To be filed by amendment.

            (k)   (1)   Form of Agreement for Fund Accounting Services, Administration
                        Services, Transfer Agency Services and Custody Services Procurement.
                        To be filed by amendment.

                  (2)   Form of Shareholder Installment Fee Plan.  To be filed by amendment.

            (l)   Opinion and Consent of Kirkpatrick & Lockhart LLP.  To be filed by amendment.

            (m)   Not Applicable.

            (n)   Consent of Independent Auditors.  To be filed by amendment.

            (o)   Not Applicable.

            (p)   Form of Initial Capital Agreements.  To be filed by amendment.

            (q)   Not Applicable.

            (r)   Code of Ethics.  To be filed by amendment.


Item 25.    Marketing Arrangements.

            Reference is made to the Form of Underwriting Agreement for Registrant's shares of beneficial interest to be filed by amendment to this Registration Statement.

Item 26.    Other Expenses of Issuance and Distribution.

            Registration Fees............................................$     *
            Legal Fees...................................................$     *
            NASD Fees....................................................$     *
            Accounting Fees..............................................$     *
            Printing Fees................................................$     *
            Miscellaneous Fees...........................................$     *
                                                                         -------

            Total Fees                                                   $     *
                                                                         -------
------------------
*To be filed by amendment.

Item 27.    Persons Controlled By or Under Common Control with Registrant.

            None.

Item 28.    Number of Holders of Securities.

            As of September 10, 2000


            --------------------------------------------------
            TITLE OF CLASS              HOLDERS OF RECORD
            --------------------------------------------------
            --------------------------------------------------
            Shares of Beneficial                  0
            Interest $0.01 par value
            --------------------------------------------------

Item 29.    Indemnification.

      Reference is made to the provisions of Article VIII Section 8.2 of Registrant's Declaration of Trust and Article VII Section 2 of Registrant's Bylaws. It states that the Registrant shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability. Indemnification will not be provided in certain circumstances, however. These include instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved. Insofar as indemnification for liabilities arising under the

Securities Act of 1933, as amended, may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised by the Securities and Exchange Commission that such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by any such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 30.    Business and Other Connections of Investment Adviser.

      Federated Global Investment Management Corp. is the Fund's investment manager. Federated Global Investment Management Corp. is a wholly owned subsidiary of Federated Investors, Inc. ("Federated"). The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts. The list required by this Item 30 of officers and directors of Federated Global Investment Management Corp., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of the Form ADV, as amended, filed by Federated Global Investment Management Corp. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-49470). Federated Global Investment Management Corp. is located at 175 Water Street, New York, NY 10038-4965.



Item 31.    Location of Accounts and Records.

--------------------------------------------------------------------------------
FUND:                             Federated International Small Company
-----                             Opportunity Fund
                                  5800 Corporate Drive
                                  Pittsburgh, PA 15237-7000

--------------------------------------------------------------------------------
CUSTODIAN:                        State Street Bank and Trust Company
----------                        225 Franklin Street
                                  Boston, Massachusetts 02110

--------------------------------------------------------------------------------
INVESTMENT ADVISER:               Federated Global Investment Management Corp.
-------------------               175 Water Street
                                  New York, NY 10038-4965
--------------------------------------------------------------------------------


Item 31.    Management Services.

            Not applicable.

Item 32.    Undertakings.

1. Registrant undertakes to suspend the offering of shares until the prospectus is amended if, (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.    Registrant undertakes:

      a. To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:
            i. to include any prospectus required by Section 10(a)(3) of the Securities Act;
            ii. to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and
            iii. to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

      b. That, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof; and

      c. To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

3.    Registrant undertakes that:

      a. For purposes of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant pursuant to Rule 497(h) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective.

      b. For the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

4. Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, Registrant's Statement of Additional Information.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the Registrant duly caused this Registration Statement to be signed on its behalf by the undersigned, hereunto duly authorized, in the City of Pittsburgh, and State of Pennsylvania, on the 15th day of September, 2000.

                                     FEDERATED INTERNATIONAL SMALL
                                     COMPANY OPPORTUNITY FUND


                                     By: /s/ J. CHRISTOPHER DONAHUE
                                         ---------------------------
                                         J. Christopher Donahue, as Trustee


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ J. CHRISTOPHER DONAHUE         Trustee                    September 15, 2000
--------------------------
J. Christopher Donahue